UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C.  20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT
INVESTMENT COMPANY

Investment Company Act file number	811-5202

The Dreyfus/Laurel Funds, Inc.
(Exact name of Registrant as specified in charter)

c/o The Dreyfus Corporation 200 Park Avenue New York, New York 10166
(Address of principal executive offices) (Zip code)

Janette E. Farragher, Esq. 200 Park Avenue New York, New York 10166
(Name and address of agent for service)

Registrant's telephone number, including area code:	(212) 922-6000

Date of fiscal year end:	10/31
Date of reporting period:	1/31/13

The following N-Q relates only to the Registrant’s series listed below and does not affect Dreyfus Core Equity Fund, a series of the Registrant with a different fiscal year end and, therefore, different N-Q reporting requirements. A separate N-Q will be filed for Dreyfus Core Equity Fund, as appropriate.

Dreyfus BASIC S&P 500 Stock Index Fund

Dreyfus Bond Market Index Fund

Dreyfus Disciplined Stock Fund

Dreyfus Money Market Reserves

Dreyfus AMT-Free Municipal Reserves

Dreyfus U.S. Treasury Reserves

Dreyfus Opportunistic Fixed Income Fund

            Dreyfus Tax Managed Growth Fund

FORM N-Q

Item 1.                        Schedule of Investments.

STATEMENT OF INVESTMENTS
Dreyfus BASIC S&P 500 Stock Index Fund
January 31, 2013 (Unaudited)

Common Stocks--97.7%	Shares		Value ($)
Automobiles & Components--.8%
BorgWarner	11,996	a	889,863
Delphi Automotive	29,817	a	1,152,725
Ford Motor	404,027		5,232,150
Goodyear Tire & Rubber	24,817	a	341,482
Harley-Davidson	24,285		1,273,020
Johnson Controls	72,489		2,253,683
			11,142,923
Banks--2.8%
BB&T	74,157		2,245,474
Comerica	20,842		716,131
Fifth Third Bancorp	92,673		1,509,643
First Horizon National	28,476		290,740
Hudson City Bancorp	46,718		399,439
Huntington Bancshares	91,346		635,768
KeyCorp	99,955		939,577
M&T Bank	12,778	b	1,312,173
People's United Financial	35,485		436,820
PNC Financial Services Group	56,120		3,468,216
Regions Financial	150,090		1,167,700
SunTrust Banks	57,373		1,627,672
U.S. Bancorp	196,987		6,520,270
Wells Fargo & Co.	514,268		17,911,954
Zions Bancorporation	18,039		420,669
			39,602,246
Capital Goods--7.6%
3M	66,680		6,704,674
Boeing	71,041		5,247,799
Caterpillar	68,969		6,785,860
Cummins	18,807		2,159,608
Danaher	61,908		3,710,146
Deere & Co.	40,893		3,846,396
Dover	19,022		1,315,942
Eaton	48,976		2,789,183
Emerson Electric	75,679		4,332,623
Fastenal	28,647		1,423,183

Flowserve	5,077		795,921
Fluor	17,227		1,116,826
General Dynamics	35,247		2,336,876
General Electric	1,101,905		24,550,443
Honeywell International	81,988		5,594,861
Illinois Tool Works	44,413		2,790,469
Ingersoll-Rand	28,894		1,484,863
Jacobs Engineering Group	13,517	a	650,303
Joy Global	10,746		678,825
L-3 Communications Holdings	10,195		774,004
Lockheed Martin	28,258		2,454,772
Masco	37,956		698,011
Northrop Grumman	25,418		1,653,187
PACCAR	37,177	b	1,749,550
Pall	12,327		841,934
Parker Hannifin	15,738		1,463,162
Pentair	21,391		1,084,096
Precision Castparts	15,269		2,800,335
Quanta Services	22,309	a	646,292
Raytheon	35,308		1,860,025
Rockwell Automation	14,733		1,314,036
Rockwell Collins	15,166		892,974
Roper Industries	10,440		1,226,178
Snap-on	5,901		478,099
Stanley Black & Decker	17,920		1,376,794
Textron	28,820		828,863
United Technologies	89,146		7,806,515
W.W. Grainger	6,443		1,403,414
Xylem	18,815		525,503
			110,192,545
Commercial & Professional Services--.7%
ADT	24,247		1,151,732
Avery Dennison	10,402		400,581
Cintas	11,525		487,046
Dun & Bradstreet	4,736	b	386,173
Equifax	12,381		726,765
Iron Mountain	17,524		599,496
Pitney Bowes	19,479	b	280,692
Republic Services	30,530		973,602
Robert Half International	15,629		550,766
Stericycle	8,783	a	828,676
Tyco International	48,500		1,466,155

Waste Management	46,255		1,682,757
			9,534,441
Consumer Durables & Apparel--1.1%
Coach	29,849		1,522,299
D.R. Horton	28,086		664,515
Fossil	5,392	a	569,287
Garmin	11,563	b	438,122
Harman International Industries	7,505		336,074
Hasbro	12,293	b	459,389
Leggett & Platt	13,886	b	408,804
Lennar, Cl. A	17,165	b	713,034
Mattel	35,472		1,334,811
Newell Rubbermaid	31,019		728,326
NIKE, Cl. B	76,257		4,121,691
PulteGroup	36,343	a	753,754
Ralph Lauren	6,267		1,043,330
VF	9,237		1,363,196
Whirlpool	8,127		937,693
			15,394,325
Consumer Services--1.8%
Apollo Group, Cl. A	11,679	a	236,149
Carnival	46,173		1,787,819
Chipotle Mexican Grill	3,307	a	1,015,282
Darden Restaurants	13,139		610,963
H&R Block	30,565		695,965
International Game Technology	26,111		401,326
Marriott International, Cl. A	26,732		1,068,745
McDonald's	105,317		10,035,657
Starbucks	77,729		4,362,151
Starwood Hotels & Resorts
Worldwide	20,782	c	1,276,223
Wyndham Worldwide	15,268		851,802
Wynn Resorts	8,114		1,016,035
Yum! Brands	47,123		3,060,168
			26,418,285
Diversified Financials--6.4%
American Express	101,956		5,996,032
Ameriprise Financial	21,231		1,408,040
Bank of America	1,131,604		12,809,757
Bank of New York Mellon	121,918		3,311,293
BlackRock	13,359		3,156,465
Capital One Financial	61,590		3,468,749

Charles Schwab	116,129		1,919,612
Citigroup	307,845		12,978,745
CME Group	32,507		1,880,205
Discover Financial Services	52,409		2,011,982
E*TRADE Financial	24,892	a	264,104
Franklin Resources	14,665		2,007,345
Goldman Sachs Group	46,264		6,840,595
IntercontinentalExchange	7,613	a,b	1,056,304
Invesco	47,154		1,284,946
JPMorgan Chase & Co.	399,305		18,787,300
Legg Mason	13,307		367,939
Leucadia National	20,912	b	532,210
Moody's	20,381		1,117,286
Morgan Stanley	147,044		3,359,955
NASDAQ OMX Group	13,862		392,572
Northern Trust	23,278		1,198,119
NYSE Euronext	26,682		922,397
SLM	49,882		842,507
State Street	49,664		2,763,802
T. Rowe Price Group	26,437		1,888,924
			92,567,185
Energy--11.0%
Anadarko Petroleum	52,968		4,238,499
Apache	41,471		3,473,611
Baker Hughes	46,631		2,085,338
Cabot Oil & Gas	22,412		1,182,905
Cameron International	26,028	a	1,647,833
Chesapeake Energy	55,420	b	1,118,376
Chevron	205,909		23,710,421
ConocoPhillips	127,242		7,380,036
CONSOL Energy	23,140		725,208
Denbury Resources	40,537	a	755,204
Devon Energy	39,971		2,285,941
Diamond Offshore Drilling	7,577	b	568,957
Ensco, Cl. A	24,367		1,549,010
EOG Resources	28,592		3,573,428
EQT	15,279		907,725
Exxon Mobil	479,348		43,126,940
FMC Technologies	24,519	a	1,160,975
Halliburton	98,346		4,000,715
Helmerich & Payne	11,267		724,919
Hess	31,527		2,117,353

Kinder Morgan	67,043		2,511,431
Marathon Oil	74,109		2,490,803
Marathon Petroleum	36,338		2,696,643
Murphy Oil	19,594		1,166,235
Nabors Industries	29,864	a	497,833
National Oilwell Varco	45,203		3,351,350
Newfield Exploration	14,010	a	413,295
Noble	27,067		1,096,213
Noble Energy	18,928		2,040,249
Occidental Petroleum	85,684		7,563,327
Peabody Energy	27,587		693,813
Phillips 66	65,340		3,957,644
Pioneer Natural Resources	13,003		1,528,373
QEP Resources	18,712		549,197
Range Resources	17,363		1,166,273
Rowan, Cl. A	13,280	a	457,894
Schlumberger	139,280		10,870,804
Southwestern Energy	37,001	a	1,269,134
Spectra Energy	69,341		1,926,293
Tesoro	14,053		684,241
Valero Energy	58,038		2,538,002
Williams	71,321		2,499,801
WPX Energy	19,981	a	300,314
			158,602,556
Food & Staples Retailing--2.3%
Costco Wholesale	45,635		4,670,286
CVS Caremark	130,603		6,686,874
Kroger	55,259		1,530,674
Safeway	23,709	b	456,398
Sysco	61,379		1,950,011
Wal-Mart Stores	175,568		12,280,982
Walgreen	90,701		3,624,412
Whole Foods Market	18,199		1,751,654
			32,951,291
Food, Beverage & Tobacco--5.8%
Altria Group	212,203		7,146,997
Archer-Daniels-Midland	69,245		1,975,560
Beam	16,656		1,021,679
Brown-Forman, Cl. B	15,797		1,022,066
Campbell Soup	18,003	b	660,890
Coca-Cola	405,063		15,084,546
Coca-Cola Enterprises	29,406		1,025,387

ConAgra Foods	43,273		1,414,594
Constellation Brands, Cl. A	15,664	a	506,887
Dean Foods	17,844	a	326,724
Dr. Pepper Snapple Group	22,692		1,022,728
General Mills	68,652		2,879,265
H.J. Heinz	33,734	b	2,045,292
Hershey	15,657		1,243,949
Hormel Foods	14,319		495,581
J.M. Smucker	11,104		984,148
Kellogg	25,489		1,491,106
Kraft Foods Group	62,439		2,885,931
Lorillard	40,170		1,569,442
McCormick & Co.	13,950		869,783
Mead Johnson Nutrition	21,477		1,632,252
Molson Coors Brewing, Cl. B	16,492		745,109
Mondelez International, Cl. A	187,316		5,205,512
Monster Beverage	16,051	a	768,843
PepsiCo	162,338		11,826,323
Philip Morris International	175,431		15,465,997
Reynolds American	34,406		1,513,176
Tyson Foods, Cl. A	30,812		681,561
			83,511,328
Health Care Equipment & Services--4.1%
Abbott Laboratories	167,892		5,688,181
Aetna	35,475		1,710,959
AmerisourceBergen	24,141		1,095,277
Baxter International	57,769		3,919,049
Becton Dickinson & Co.	20,374		1,712,231
Boston Scientific	139,773	a	1,044,104
C.R. Bard	8,279		845,038
Cardinal Health	35,087		1,537,161
CareFusion	23,136	a	718,141
Cerner	15,456	a	1,275,893
Cigna	30,278		1,766,419
Coventry Health Care	14,224		651,886
Covidien	49,331		3,075,295
DaVita HealthCare Partners	9,049	a	1,044,345
DENTSPLY International	15,229		635,963
Edwards Lifesciences	12,242	a	1,100,923
Express Scripts Holding	85,948	a	4,591,342
Humana	17,130		1,273,787
Intuitive Surgical	4,158	a	2,388,272

Laboratory Corp. of America
Holdings	10,220	a	914,690
McKesson	24,739		2,603,285
Medtronic	105,742		4,927,577
Patterson	9,253		334,311
Quest Diagnostics	16,805		973,850
St. Jude Medical	33,402		1,359,461
Stryker	30,747		1,926,300
Tenet Healthcare	11,015	a	427,712
UnitedHealth Group	106,960		5,905,262
Varian Medical Systems	11,581	a	818,198
WellPoint	31,494		2,041,441
Zimmer Holdings	18,300		1,365,180
			59,671,533
Household & Personal Products--2.3%
Avon Products	44,005		747,205
Clorox	13,928		1,092,094
Colgate-Palmolive	46,465		4,988,947
Estee Lauder, Cl. A	25,431		1,549,511
Kimberly-Clark	41,535		3,717,798
Procter & Gamble	287,254		21,590,011
			33,685,566
Insurance--4.0%
ACE	35,900		3,063,347
Aflac	49,668		2,635,384
Allstate	51,553		2,263,177
American International Group	156,325	a	5,913,775
Aon	33,046		1,908,076
Assurant	9,438		360,909
Berkshire Hathaway, Cl. B	191,602	a	18,571,982
Chubb	27,200		2,184,432
Cincinnati Financial	15,549		659,900
Genworth Financial, Cl. A	52,193	a	478,610
Hartford Financial Services Group	45,500		1,128,400
Lincoln National	30,357		879,746
Loews	33,120		1,436,414
Marsh & McLennan	57,296		2,032,862
MetLife	115,784		4,323,375
Principal Financial Group	29,462		913,617
Progressive	59,518		1,338,560
Prudential Financial	48,993		2,835,715
Torchmark	10,395		579,105

Travelers	39,753		3,119,020
Unum Group	30,186		703,636
XL Group	33,190		920,027
			58,250,069
Materials--3.5%
Air Products & Chemicals	22,194		1,940,421
Airgas	7,035		670,013
Alcoa	113,044		999,309
Allegheny Technologies	11,235		355,588
Ball	16,065		715,214
Bemis	10,465		373,391
CF Industries Holdings	6,655		1,525,126
Cliffs Natural Resources	14,802	b	552,263
Dow Chemical	126,558		4,075,168
E.I. du Pont de Nemours & Co.	97,500		4,626,375
Eastman Chemical	16,423		1,168,496
Ecolab	28,000		2,027,200
FMC	14,874		914,305
Freeport-McMoRan Copper & Gold	100,628		3,547,137
International Flavors & Fragrances	8,375		589,851
International Paper	46,137		1,910,995
LyondellBasell Industries, Cl. A	40,210		2,550,118
MeadWestvaco	18,369		575,868
Monsanto	55,955		5,671,039
Mosaic	29,632		1,814,960
Newmont Mining	52,591		2,259,309
Nucor	33,500		1,541,335
Owens-Illinois	17,495	a	416,381
PPG Industries	16,093	b	2,218,742
Praxair	31,337		3,458,665
Sealed Air	20,382		381,551
Sherwin-Williams	9,170		1,486,824
Sigma-Aldrich	12,457		963,300
United States Steel	15,296	b	341,866
Vulcan Materials	13,644		771,705
			50,442,515
Media--3.5%
Cablevision Systems (NY Group),
Cl. A	22,498		329,371
CBS, Cl. B	61,482		2,565,029
Comcast, Cl. A	278,839		10,618,189
DIRECTV	63,025	a	3,223,098

Discovery Communications, Cl. A	25,618	a	1,777,377
Gannett	23,710		465,427
Interpublic Group of Cos.	47,842		579,367
McGraw-Hill	28,955		1,665,492
News Corp., Cl. A	211,088		5,855,581
Omnicom Group	28,597		1,552,245
Scripps Networks Interactive, Cl.
A	9,497		586,630
Time Warner	99,060		5,004,511
Time Warner Cable	31,471		2,811,619
Viacom, Cl. B	48,113		2,903,620
Walt Disney	185,895		10,016,023
Washington Post, Cl. B	520	b	200,554
			50,154,133
Pharmaceuticals, Biotech & Life Sciences--7.9%
AbbVie	167,892		6,159,957
Actavis	13,638	a	1,178,187
Agilent Technologies	36,689		1,642,933
Alexion Pharmaceuticals	20,621	a	1,938,168
Allergan	32,206		3,381,952
Amgen	80,420		6,872,693
Biogen Idec	25,066	a	3,912,301
Bristol-Myers Squibb	172,818		6,245,643
Celgene	44,161	a	4,370,173
Eli Lilly & Co.	108,254		5,812,157
Forest Laboratories	24,861	a	902,454
Gilead Sciences	160,408	a	6,328,096
Hospira	17,149	a	585,124
Johnson & Johnson	291,158		21,522,399
Life Technologies	18,667	a	1,207,568
Merck & Co.	319,836		13,832,907
Mylan	41,881	a	1,183,976
PerkinElmer	12,047		424,536
Perrigo	9,335		938,261
Pfizer	773,506		21,101,244
Thermo Fisher Scientific	37,473		2,703,302
Waters	9,470	a	867,168
			113,111,199
Real Estate--2.1%
American Tower	41,415		3,153,752
Apartment Investment & Management,
Cl. A	15,483	c	422,376

AvalonBay Communities	11,805	c	1,532,171
Boston Properties	15,940	c	1,678,163
CBRE Group, Cl. A	32,834	a	708,558
Equity Residential	34,066	c	1,886,916
HCP	47,918	c	2,222,916
Health Care	26,978	c	1,695,298
Host Hotels & Resorts	74,995	c	1,259,166
Kimco Realty	41,668	c	865,444
Plum Creek Timber	16,750	c	807,015
Prologis	47,775	c	1,906,222
Public Storage	15,119	c	2,327,268
Simon Property Group	32,373	c	5,185,507
Ventas	30,740	c	2,037,755
Vornado Realty Trust	17,980	c	1,518,591
Weyerhaeuser	57,330	c	1,726,780
			30,933,898
Retailing--4.1%
Abercrombie & Fitch, Cl. A	9,237		461,850
Amazon.com	38,015	a	10,092,983
AutoNation	5,001	a,b	242,549
AutoZone	3,959	a	1,463,642
Bed Bath & Beyond	24,496	a	1,437,915
Best Buy	28,284	b	459,898
Big Lots	7,324	a	235,467
CarMax	23,371	a	921,285
Dollar General	28,146	a	1,300,908
Dollar Tree	23,214	a	928,328
Expedia	9,782		638,275
Family Dollar Stores	10,332		585,824
GameStop, Cl. A	14,127	b	327,746
Gap	31,719		1,036,577
Genuine Parts	16,278		1,107,392
Home Depot	156,865		10,497,406
J.C. Penney	14,643	b	297,692
Kohl's	22,942		1,061,985
Limited Brands	25,994		1,248,232
Lowe's	117,560		4,489,616
Macy's	41,586		1,643,063
Netflix	5,852	a	966,984
Nordstrom	16,222		895,941
O'Reilly Automotive	12,316	a	1,141,077
PetSmart	11,464		749,860

priceline.com	5,227	a	3,582,952
Ross Stores	23,850		1,423,845
Staples	72,605	b	978,715
Target	67,999		4,107,820
The TJX Companies	76,083		3,437,430
Tiffany & Co.	13,020	b	856,065
TripAdvisor	11,601	a	536,894
Urban Outfitters	10,842	a	463,929
			59,620,145
Semiconductors & Semiconductor Equipment--1.9%
Advanced Micro Devices	60,553	a,b	157,438
Altera	34,095		1,139,455
Analog Devices	31,892		1,391,767
Applied Materials	124,836		1,611,633
Broadcom, Cl. A	54,496		1,768,395
First Solar	5,606	a,b	157,977
Intel	522,848		11,000,722
KLA-Tencor	17,025		934,843
Lam Research	19,371	a	796,923
Linear Technology	23,361		855,480
LSI	58,595	a	412,509
Microchip Technology	19,710	b	659,299
Micron Technology	101,792	a	769,548
NVIDIA	64,931		796,054
Teradyne	20,415	a	329,906
Texas Instruments	117,487		3,886,470
Xilinx	27,144		990,485
			27,658,904
Software & Services--9.4%
Accenture, Cl. A	66,777		4,800,599
Adobe Systems	52,805	a	1,997,613
Akamai Technologies	19,478	a	792,949
Autodesk	23,863	a	927,793
Automatic Data Processing	51,543		3,055,984
BMC Software	15,607	a	648,471
CA	34,063		845,444
Citrix Systems	19,838	a	1,451,348
Cognizant Technology Solutions,
Cl. A	31,674	a	2,476,273
Computer Sciences	16,485		689,073
eBay	122,948	a	6,876,482
Electronic Arts	33,957	a	534,144

Fidelity National Information
Services	25,218		935,840
Fiserv	14,152	a	1,136,547
Google, Cl. A	27,963	a	21,131,359
International Business Machines	111,600		22,662,612
Intuit	29,309		1,828,295
MasterCard, Cl. A	11,188		5,799,859
Microsoft	795,902		21,863,428
Oracle	394,654		14,014,164
Paychex	34,511	b	1,126,094
Red Hat	20,636	a	1,146,536
SAIC	27,351		330,947
salesforce.com	13,590	a	2,339,247
Symantec	71,590	a	1,558,514
Teradata	18,029	a	1,201,813
Total System Services	17,622		409,711
VeriSign	16,995	a	737,753
Visa, Cl. A	54,667		8,632,466
Western Union	64,570		918,831
Yahoo!	111,028	a	2,179,480
			135,049,669
Technology Hardware & Equipment--6.7%
Amphenol, Cl. A	16,922		1,143,420
Apple	98,914		45,036,533
Cisco Systems	557,199		11,461,583
Corning	158,253		1,899,036
Dell	156,063		2,066,274
EMC	222,030	a	5,464,158
F5 Networks	8,377	a	878,580
FLIR Systems	15,584		370,432
Harris	12,111		559,528
Hewlett-Packard	209,252		3,454,751
Jabil Circuit	19,331		365,549
JDS Uniphase	22,244	a	322,760
Juniper Networks	54,341	a	1,216,152
Molex	14,906	b	404,847
Motorola Solutions	29,020		1,694,478
NetApp	37,448	a	1,348,128
QUALCOMM	178,844		11,809,069
SanDisk	25,138	a	1,256,649
Seagate Technology	35,346		1,201,057
TE Connectivity	43,734		1,700,378

Western Digital	23,775		1,117,425
Xerox	129,115		1,034,211
			95,804,998
Telecommunication Services--2.9%
AT&T	596,770		20,761,628
CenturyLink	65,883	b	2,664,967
Crown Castle International	31,029	a	2,188,165
Frontier Communications	101,864	b	465,518
MetroPCS Communications	31,798	a	318,934
Sprint Nextel	320,725	a	1,805,682
Verizon Communications	299,621		13,066,472
Windstream	59,522	b	579,744
			41,851,110
Transportation--1.6%
C.H. Robinson Worldwide	16,723		1,106,226
CSX	109,085		2,403,143
Expeditors International of
Washington	21,683		930,201
FedEx	31,031		3,148,095
Norfolk Southern	33,904		2,334,968
Ryder System	4,886		277,427
Southwest Airlines	81,634		915,117
Union Pacific	49,273		6,477,429
United Parcel Service, Cl. B	74,914		5,939,931
			23,532,537
Utilities--3.4%
AES	67,507		731,776
AGL Resources	11,852		495,414
Ameren	24,744		802,695
American Electric Power	51,438		2,329,627
CenterPoint Energy	45,812		936,397
CMS Energy	28,111		722,453
Consolidated Edison	30,496		1,734,612
Dominion Resources	60,778		3,288,698
DTE Energy	18,203		1,152,432
Duke Energy	74,643		5,130,960
Edison International	34,421		1,658,748
Entergy	18,391		1,188,059
Exelon	89,404		2,810,862
FirstEnergy	44,408		1,798,080
Integrys Energy Group	8,137		445,013
NextEra Energy	44,812		3,228,705

NiSource	32,721		884,449
Northeast Utilities	32,467		1,322,381
NRG Energy	34,106		818,544
ONEOK	22,087		1,038,310
Pepco Holdings	24,610	b	480,387
PG&E	44,890		1,914,110
Pinnacle West Capital	11,151		595,240
PPL	60,251		1,825,003
Public Service Enterprise Group	53,422		1,665,698
SCANA	13,903		650,799
Sempra Energy	23,876		1,791,894
Southern	91,935		4,066,285
TECO Energy	22,914		407,182
Wisconsin Energy	24,258		956,493
Xcel Energy	51,477		1,430,031
			48,301,337
Total Common Stocks
(cost $1,029,978,217)			1,407,984,738
	Principal
Short-Term Investments--.1%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.05%, 3/14/13
(cost $1,494,917)	1,495,000	[d]	1,494,945

Other Investment--1.9%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $27,511,965)	27,511,965	[e]	27,511,965
Investment of Cash Collateral for
Securities Loaned--.9%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $13,187,939)	13,187,939	[e]	13,187,939
Total Investments (cost $1,072,173,038)	100.6%		1,450,179,587
Liabilities, Less Cash and Receivables	(.6%)		(9,382,314)
Net Assets	100.0%		1,440,797,273

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $20,543,071 and the value of the collateral held by the fund was $21,007,654, consisting of cash collateral of $13,187,939 and U.S. Government &
Agency securities valued at $7,819,715.
c Investment in real estate investment trust.
d Held by or on behalf of a counterparty for open financial futures positions.
e Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $378,006,549 of which $469,105,252 related to appreciated investment securities and $91,098,703 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	11.0
Software & Services	9.4
Pharmaceuticals, Biotech & Life Sciences	7.9
Capital Goods	7.6
Technology Hardware & Equipment	6.7
Diversified Financials	6.4
Food, Beverage & Tobacco	5.8
Health Care Equipment & Services	4.1
Retailing	4.1
Insurance	4.0
Materials	3.5
Media	3.5
Utilities	3.4
Short-Term/Money Market Investments	2.9
Telecommunication Services	2.9
Banks	2.8
Food & Staples Retailing	2.3
Household & Personal Products	2.3
Real Estate	2.1
Semiconductors & Semiconductor Equipment	1.9
Consumer Services	1.8
Transportation	1.6
Consumer Durables & Apparel	1.1
Automobiles & Components	.8
Commercial & Professional Services	.7
100.6

†	Based on net assets.

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

		Market Value		Unrealized
		Covered by		Appreciation
	Contracts	Contracts ($)	Expiration	at 1/31/2013	($)
Financial Futures Long
Standard & Poor's 500 E-mini	431	32,180,615	March 2013	452,167

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	1,406,435,728	-	-	1,406,435,728
Equity Securities - Foreign Common Stocks+	1,549,010	-	-	1,549,010
Mutual Funds	40,699,904	-	-	40,699,904
U.S. Treasury	-	1,494,945	-	1,494,945
Other Financial Instruments:
Financial Futures++	452,167	-	-	452,167

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Bond Market Index Fund
January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--96.3%	Rate (%)	Date	Amount ($)		Value ($)
Asset - Backed Certificates--.0%
AEP Texas Central Transition
Funding, Ser. 2002-1, Cl. A4	5.96	7/15/15	75,890		77,814
Asset-Backed Ctfs./Auto Receivables--.0%
Ford Credit Auto Owner Trust,
Ser. 2009-A, Cl. A4	6.07	5/15/14	246,232		246,778
Asset-Backed Ctfs./Credit Cards--.3%
Bank One Issuance Trust,
Ser. 2003-C3, Cl. C3	4.77	2/16/16	200,000		202,977
Capital One Multi-Asset Execution
Trust, Ser. 2007-A7, Cl. A7	5.75	7/15/20	565,000		681,107
Citibank Credit Card Issuance
Trust, Ser. 2003-A10, Cl. A10	4.75	12/10/15	500,000		518,870
Citibank Credit Card Issuance
Trust, Ser. 2007-A8, Cl. A8	5.65	9/20/19	5,000,000		6,004,605
					7,407,559
Commercial Mortgage Pass-Through Ctfs.--2.0%
Banc of America Commercial
Mortgage, Ser. 2005-3, Cl. A4	4.67	7/10/43	1,000,000		1,083,356
Banc of America Commercial
Mortgage, Ser. 2005-4, Cl. A5B	5.00	7/10/45	1,800,000	a	1,960,529
Banc of America Commercial
Mortgage, Ser. 2007-1, Cl. A4	5.45	1/15/49	1,000,000		1,146,283
Banc of America Commercial
Mortgage, Ser. 2007-4, Cl. A4	5.74	2/10/51	300,000	a	351,025
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T12,
Cl. A4	4.68	8/13/39	268,021	a	272,705
Bear Stearns Commercial Mortgage
Securities, Ser. 2003-T10,
Cl. A2	4.74	3/13/40	87,984		87,992

Bear Stearns Commercial Mortgage
Securities, Ser. 2005-PWR9,
Cl. A4A	4.87	9/11/42	900,000		984,750
Bear Stearns Commercial Mortgage
Securities, Ser. 2006-PW12,
Cl. A4	5.71	9/11/38	850,000	a	967,465
Citigroup Commercial Mortgage
Trust, Ser. 2006-C4, Cl. A3	5.74	3/15/49	225,000	a	255,658
Citigroup Commercial Mortgage
Trust, Ser. 2008-C7, Cl. A4	6.06	12/10/49	1,100,000	a	1,315,189
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2005-CD1,
Cl. A4	5.22	7/15/44	1,900,000	a	2,096,410
Citigroup/Deutsche Bank Commercial
Mortgage Trust, Ser. 2006-CD2,
Cl. A4	5.30	1/15/46	85,000	a	94,673
Commercial Mortgage Pass Through
Certificates, Ser. 2004-LB4A,
Cl. A5	4.84	10/15/37	4,000,000		4,177,538
Credit Suisse Commercial Mortgage
Trust, Ser. 2006-C3, Cl. A3	5.80	6/15/38	1,500,000	a	1,696,715
Credit Suisse First Boston
Mortgage Securities,
Ser. 2004-C3, Cl. A5	5.11	7/15/36	1,245,000	a	1,310,646
CWCapital Cobalt,
Ser. 2007-C3, Cl. A4	5.79	5/15/46	1,000,000	a	1,172,760
GS Mortgage Securities II,
Ser. 2005-GG4, Cl. A3	4.61	7/10/39	26,627		26,776
GS Mortgage Securities II,
Ser. 2007-GG10, Cl. A4	5.79	8/10/45	1,000,000	a	1,150,317
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-CB8, Cl. A4	4.40	1/12/39	1,000,000		1,032,539
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2004-LN2, Cl. A2	5.12	7/15/41	150,000		157,789
J.P. Morgan Chase Commercial
Mortgage Securities,

Ser. 2007-LDPX, Cl. A3	5.42	1/15/49	1,200,000		1,377,752
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB18, Cl. A4	5.44	6/12/47	350,000		401,042
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-LDP8, Cl. A3B	5.45	5/15/45	225,000		233,179
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2006-CB14, Cl. A4	5.48	12/12/44	500,000	a	558,557
J.P. Morgan Chase Commercial
Mortgage Securities,
Ser. 2007-CB20, Cl. A4	5.79	2/12/51	1,000,000	a	1,179,455
JP Morgan Chase Commercial
Mortgage Securities,
Ser. 2005-LDP3, Cl. A4A	4.94	8/15/42	600,000	a	653,921
LB-UBS Commercial Mortgage Trust,
Ser. 2003-C3, Cl. A4	4.17	5/15/32	220,868		221,476
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C7, Cl. A6	4.79	10/15/29	4,028,000	a	4,267,445
LB-UBS Commercial Mortgage Trust,
Ser. 2005-C3, Cl. AJ	4.84	7/15/40	500,000		524,957
LB-UBS Commercial Mortgage Trust,
Ser. 2004-C6, Cl. A6	5.02	8/15/29	275,000	a	289,019
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C2, Cl. A3	5.43	2/15/40	1,200,000		1,367,115
Merrill Lynch Mortgage Trust,
Ser. 2003-KEY1, Cl. A4	5.24	11/12/35	500,000	a	509,862
Merrill Lynch Mortgage Trust,
Ser. 2005-CKI1, Cl. A6	5.27	11/12/37	375,000	a	413,713
Merrill Lynch Mortgage Trust,
Ser. 2007-C1, Cl. A4	5.85	6/12/50	1,000,000	a	1,164,962
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. ASB	5.74	6/12/50	610,891	a	638,251
Merrill Lynch/Countrywide
Commercial Mortgage,
Ser. 2007-7, Cl. A4	5.74	6/12/50	1,200,000	a	1,367,481

Morgan Stanley Capital I,
Ser. 2004-T15, Cl. A4	5.27	6/13/41	3,160,000	a	3,326,730
Morgan Stanley Capital I,
Ser. 2007-IQ14, Cl. A4	5.69	4/15/49	1,300,000	a	1,505,234
Morgan Stanley Capital I,
Ser. 2006-HQ9, Cl. A4	5.73	7/12/44	500,000	a	570,335
Wachovia Bank Commercial Mortgage
Trust, Ser. 2005-C20, Cl. A7	5.12	7/15/42	800,000	a	873,260
Wachovia Bank Commercial Mortgage
Trust, Ser. 2004-C11, Cl. A5	5.22	1/15/41	800,000	a	838,051
Wachovia Bank Commercial Mortgage
Trust, Ser. 2007-C31, Cl. A4	5.51	4/15/47	2,500,000		2,862,350
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C28, Cl. A3	5.68	10/15/48	150,000		161,882
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C27, Cl. A3	5.77	7/15/45	1,150,000	a	1,295,889
					47,943,033
Consumer Discretionary--2.3%
Avon Products,
Sr. Unscd. Notes	4.20	7/15/18	250,000	b	253,556
CBS,
Gtd. Notes	5.50	5/15/33	250,000		267,152
CBS,
Gtd. Debs.	7.88	7/30/30	880,000		1,190,280
Comcast Cable Communications
Holdings, Gtd. Notes	9.46	11/15/22	304,000		452,459
Comcast,
Gtd. Notes	2.85	1/15/23	300,000		295,644
Comcast,
Gtd. Notes	5.70	7/1/19	1,000,000		1,207,562
Comcast,
Gtd. Notes	6.45	3/15/37	1,900,000		2,357,782
Comcast,
Gtd. Notes	6.50	1/15/17	1,000,000		1,193,891
Costco Wholesale,
Sr. Unscd. Notes	5.50	3/15/17	500,000		585,612
COX Communications,
Sr. Unscd. Bonds	5.50	10/1/15	450,000		505,268

CVS Caremark,
Sr. Unscd. Notes	4.88	9/15/14	2,200,000	2,354,796
CVS Caremark,
Sr. Unscd. Notes	5.75	6/1/17	49,000	58,006
CVS Caremark,
Sr. Unscd. Notes	5.75	5/15/41	630,000	765,739
CVS Caremark,
Sr. Unscd. Notes	6.25	6/1/27	500,000	649,198
Daimler Finance North America,
Gtd. Notes	8.50	1/18/31	200,000	308,034
DirecTV Holdings/Financing,
Sr. Gtd. Notes	5.15	3/15/42	1,000,000	965,023
DirecTV Holdings/Financing,
Gtd. Notes	6.00	8/15/40	800,000	855,311
Discovery Communications,
Gtd. Notes	6.35	6/1/40	700,000	841,214
Ford Motor,
Sr. Unscd. Notes	4.75	1/15/43	500,000	471,821
Home Depot,
Sr. Unscd. Notes	5.40	3/1/16	2,550,000	2,902,838
Johnson Controls,
Sr. Unscd. Notes	5.50	1/15/16	2,800,000	3,147,362
Lowe's Cos.,
Sr. Unscd. Notes	6.65	9/15/37	850,000	1,114,279
Macy's Retail Holdings,
Gtd. Notes	6.38	3/15/37	830,000	970,834
McDonald's,
Sr. Unscd. Notes	5.35	3/1/18	1,050,000	1,255,964
NBCUniversal Media,
Sr. Unscd. Notes	5.15	4/30/20	1,500,000	1,749,686
News America,
Gtd. Notes	6.20	12/15/34	250,000	300,139
News America,
Gtd. Notes	6.40	12/15/35	1,000,000	1,223,892
News America,
Gtd. Notes	6.65	11/15/37	360,000	453,490
News America,
Gtd. Debs.	7.75	12/1/45	100,000	137,136

News America,
Gtd. Debs.	8.25	8/10/18	150,000	197,913
Procter & Gamble,
Sr. Unscd. Notes	4.95	8/15/14	2,625,000	2,809,451
Procter & Gamble,
Sr. Unscd. Notes	5.55	3/5/37	300,000	384,072
Starbucks,
Sr. Unscd. Bonds	6.25	8/15/17	750,000	900,388
Target,
Sr. Unscd. Notes	5.38	5/1/17	400,000	467,780
Target,
Sr. Unscd. Debs.	7.00	7/15/31	125,000	169,049
Target,
Sr. Unscd. Notes	7.00	1/15/38	680,000	965,987
Thomson Reuters,
Gtd. Notes	6.50	7/15/18	800,000	991,018
Time Warner Cable,
Gtd. Debs.	6.55	5/1/37	350,000	415,244
Time Warner Cable,
Gtd. Debs.	7.30	7/1/38	495,000	633,209
Time Warner Cable,
Gtd. Notes	8.25	4/1/19	3,000,000	3,970,902
Time Warner Cos.,
Gtd. Debs.	6.95	1/15/28	325,000	412,989
Time Warner,
Sr. Unscd. Note	4.75	3/29/21	1,500,000	1,698,921
Time Warner,
Gtd. Notes	7.63	4/15/31	1,100,000	1,492,276
Viacom,
Sr. Unscd. Notes	5.63	9/15/19	1,500,000	1,773,239
Viacom,
Sr. Unscd. Notes	6.88	4/30/36	235,000	303,253
Wal-Mart Stores,
Sr. Unscd. Notes	3.63	7/8/20	4,100,000	4,495,220
Wal-Mart Stores,
Sr. Unscd. Notes	5.25	9/1/35	600,000	712,880
Wal-Mart Stores,
Sr. Unscd. Notes	6.50	8/15/37	635,000	871,895

Walt Disney,
Sr. Unscd. Notes, Ser. B	7.00	3/1/32	150,000	211,920
Walt Disney,
Sr. Unscd. Debs.	7.55	7/15/93	100,000	125,366
Wyndham Worldwide,
Sr. Unscd. Notes	4.25	3/1/22	1,400,000	1,451,118
Xerox,
Sr. Unscd. Notes	6.75	2/1/17	750,000	866,069
Yum! Brands,
Sr. Unscd. Notes	6.88	11/15/37	650,000	862,668
				56,016,795
Consumer Staples--1.5%
Altria Group,
Gtd. Notes	9.70	11/10/18	1,850,000	2,556,291
Altria Group,
Gtd. Notes	9.95	11/10/38	650,000	1,062,862
Anheuser-Busch Cos.,
Gtd. Bonds	5.00	1/15/15	1,000,000	1,082,186
Anheuser-Busch Cos.,
Gtd. Notes	5.50	1/15/18	145,000	172,334
Anheuser-Busch Inbev Finance,
Gtd. Notes	0.80	1/15/16	500,000	499,869
Anheuser-Busch Inbev Finance,
Gtd. Notes	2.63	1/17/23	500,000	494,158
Anheuser-Busch Inbev Finance,
Gtd. Notes	4.00	1/17/43	300,000	298,489
Anheuser-Busch Inbev Worldwide
Gtd. Notes	5.38	1/15/20	2,500,000	3,001,422
Archer-Daniels-Midland,
Sr. Unscd. Notes	5.45	3/15/18	130,000	154,558
Coca-Cola,
Sr. Unscd. Notes	3.30	9/1/21	2,000,000	2,153,160
Conagra Foods,
Sr. Unscd. Notes	1.30	1/25/16	500,000	501,761
Conagra Foods,
Sr. Unscd. Notes	1.90	1/25/18	500,000	502,675
Conagra Foods,
Sr. Unscd. Notes	3.20	1/25/23	290,000	290,969

ConAgra Foods,
Sr. Unscd. Notes	4.65	1/25/43	300,000	301,485
ConAgra Foods,
Sr. Unscd. Notes	7.00	10/1/28	350,000	441,624
Diageo Capital,
Gtd. Notes	5.75	10/23/17	720,000	862,928
Diageo Finance,
Gtd. Notes	5.30	10/28/15	125,000	139,818
Diageo Investment,
Gtd. Notes	4.25	5/11/42	1,000,000	1,029,010
Dr. Pepper Snapple Group,
Gtd. Notes	6.82	5/1/18	1,700,000	2,126,025
General Mills,
Sr. Unscd. Notes	5.70	2/15/17	1,300,000	1,518,898
H.J. Heinz,
Sr. Unscd. Debs.	6.38	7/15/28	100,000	120,048
Hershey,
Sr. Unscd. Debs.	8.80	2/15/21	30,000	41,399
Kellogg,
Sr. Unscd. Debs., Ser. B	7.45	4/1/31	340,000	460,977
Kraft Foods Group,
Sr. Unscd. Notes	2.25	6/5/17	490,000	505,004
Kraft Foods Group,
Sr. Unscd. Notes	3.50	6/6/22	490,000	513,473
Kraft Foods Group,
Sr. Unscd. Notes	5.00	6/4/42	1,150,000	1,253,173
Kraft Foods,
Sr. Unscd. Notes	6.13	2/1/18	2,975,000	3,588,353
Kraft Foods,
Sr. Unscd. Notes	6.50	2/9/40	365,000	475,775
Kroger,
Gtd. Notes	7.50	4/1/31	800,000	1,016,746
Nabisco,
Sr. Unscd. Debs.	7.55	6/15/15	640,000	738,625
Pepsi Bottling Group,
Gtd. Notes, Ser. B	7.00	3/1/29	800,000	1,123,786
Pepsico,
Sr. Unscd. Notes	7.90	11/1/18	1,000,000	1,341,688

Philip Morris International,
Sr. Unscd. Notes	4.50	3/20/42	650,000	682,676
Philip Morris International,
Sr. Unscd. Notes	5.65	5/16/18	760,000	915,799
Philip Morris International,
Sr. Unscd. Notes	6.88	3/17/14	3,200,000	3,430,419
Reynolds American,
Gtd. Notes	7.63	6/1/16	170,000	203,133
SYSCO,
Gtd. Notes	5.38	9/21/35	350,000	424,439
				36,026,035
Energy--2.3%
Anadarko Petroleum,
Sr. Unscd. Notes	5.95	9/15/16	350,000	401,759
Anadarko Petroleum,
Sr. Unscd. Notes	6.45	9/15/36	150,000	180,194
Apache,
Sr. Unscd. Notes	6.00	1/15/37	380,000	464,351
Baker Hughes,
Sr. Unscd. Notes	5.13	9/15/40	1,000,000	1,170,455
BP Capital Markets,
Gtd. Notes	2.50	11/6/22	2,800,000	2,710,028
Canadian Natural Resources,
Sr. Unscd. Notes	4.90	12/1/14	350,000	376,467
Canadian Natural Resources,
Sr. Unscd. Notes	6.25	3/15/38	1,180,000	1,470,344
ConocoPhillips Holding,
Sr. Unscd. Notes	6.95	4/15/29	125,000	171,382
ConocoPhillips,
Gtd. Notes	5.90	10/15/32	500,000	625,529
ConocoPhillips,
Gtd. Notes	6.50	2/1/39	1,000,000	1,375,706
Devon Energy,
Sr. Unscd. Notes	5.60	7/15/41	650,000	730,722
Devon Financing,
Gtd. Debs.	7.88	9/30/31	275,000	382,262
Enbridge Energy Partners,
Sr. Unscd. Notes	5.50	9/15/40	720,000	766,922

EnCana,
Sr. Unscd. Bonds	7.20	11/1/31	625,000	787,480
Energy Transfer Partners,
Sr. Unscd. Notes	3.60	2/1/23	1,000,000	990,868
Energy Transfer Partners,
Sr. Unscd. Notes	5.15	2/1/43	500,000	497,031
Energy Transfer Partners,
Sr. Unscd. Bonds	7.50	7/1/38	1,055,000	1,330,113
Enterprise Products Operating,
Gtd. Notes	4.45	2/15/43	750,000	715,459
Enterprise Products Operating,
Gtd. Notes, Ser. G	5.60	10/15/14	995,000	1,074,065
Enterprise Products Operating,
Gtd. Bonds, Ser. L	6.30	9/15/17	1,925,000	2,320,162
Halliburton,
Sr. Unscd. Notes	6.15	9/15/19	1,200,000	1,506,338
Hess,
Sr. Unscd. Bonds	7.88	10/1/29	175,000	226,512
Hess,
Sr. Unscd. Notes	8.13	2/15/19	1,200,000	1,537,796
Kerr-McGee,
Gtd. Notes	6.95	7/1/24	600,000	738,457
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	6.95	1/15/38	1,075,000	1,354,053
Kinder Morgan Energy Partners,
Sr. Unscd. Notes	7.40	3/15/31	350,000	446,889
Marathon Oil,
Sr. Unscd. Notes	6.60	10/1/37	350,000	442,309
Mobil,
Sr. Unscd. Bonds	8.63	8/15/21	15,000	22,441
Nabors Industries,
Gtd. Notes	9.25	1/15/19	1,250,000	1,585,986
Nexen,
Sr. Unscd. Notes	5.88	3/10/35	125,000	149,906
Nexen,
Sr. Unscd. Notes	7.50	7/30/39	1,000,000	1,423,829
Occidental Petroleum,
Sr. Unscd. Notes, Ser. 1	4.10	2/1/21	1,700,000	1,918,180

ONEOK Partners,
Gtd. Notes	6.15	10/1/16	545,000	634,193
ONEOK Partners,
Gtd. Notes	6.85	10/15/37	60,000	75,248
ONEOK,
Sr. Unscd. Notes	5.20	6/15/15	200,000	216,686
Pemex Project Funding Master
Trust, Gtd. Bonds	6.63	6/15/35	1,760,000	2,134,000
Pemex Project Funding Master
Trust, Gtd. Notes	7.38	12/15/14	400,000	446,000
Petrobras International Finance,
Gtd. Notes	5.38	1/27/21	2,500,000	2,751,545
Petrobras International Finance,
Gtd. Notes	5.75	1/20/20	2,200,000	2,468,972
Petrobras International Finance,
Gtd. Notes	5.88	3/1/18	625,000	705,751
Petro-Canada,
Sr. Unscd. Notes	4.00	7/15/13	450,000	456,682
Plains All American Pipeline,
Gtd. Notes	6.13	1/15/17	525,000	614,202
Sempra Energy,
Sr. Unscd. Notes	6.00	10/15/39	1,100,000	1,356,975
Shell International Finance,
Gtd. Notes	4.30	9/22/19	2,600,000	2,990,993
Shell International Finance,
Gtd. Notes	6.38	12/15/38	500,000	683,347
Spectra Energy Capital,
Sr. Unscd. Notes	8.00	10/1/19	225,000	297,559
Statoil,
Gtd. Notes	5.25	4/15/19	1,600,000	1,916,234
Suncor Energy,
Sr. Unscd. Notes	6.50	6/15/38	950,000	1,234,020
Sunoco Logistics Partner,
Gtd. Notes	3.45	1/15/23	200,000	197,836
Sunoco Logistics Partner,
Gtd. Notes	4.95	1/15/43	200,000	196,647
Talisman Energy,
Sr. Unscd. Notes	6.25	2/1/38	200,000	233,257

Tennessee Gas Pipeline,
Sr. Unscd. Debs.	7.00	10/15/28	390,000	519,985
Tennessee Gas Pipeline,
Sr. Unscd Debs.	7.63	4/1/37	70,000	99,543
TransCanada Pipelines,
Sr. Unscd. Notes	7.63	1/15/39	660,000	969,980
Trans-Canada Pipelines,
Sr. Unscd. Notes	5.85	3/15/36	200,000	247,847
Trans-Canada Pipelines,
Sr. Unscd. Notes	6.20	10/15/37	75,000	96,829
Transocean,
Gtd. Notes	7.50	4/15/31	875,000	1,093,272
Valero Energy,
Gtd. Notes	6.63	6/15/37	1,115,000	1,322,746
Valero Energy,
Gtd. Notes	7.50	4/15/32	170,000	215,676
Weatherford International,
Gtd. Notes	6.75	9/15/40	1,000,000	1,087,748
Williams Partners,
Sr. Unscd. Notes	6.30	4/15/40	800,000	948,398
XTO Energy,
Sr. Unscd. Notes	6.75	8/1/37	625,000	931,728
				57,037,894
Financial--7.3%
Aegon,
Sr. Unscd. Notes	4.75	6/1/13	375,000	380,209
Allstate,
Sr. Unscd. Notes	5.00	8/15/14	125,000	133,084
Allstate,
Sr. Unscd. Notes	5.55	5/9/35	175,000	208,401
Allstate,
Sr. Unscd. Debs.	6.75	5/15/18	350,000	433,716
Allstate,
Sr. Unscd. Notes	7.45	5/16/19	1,850,000	2,413,321
American Express,
Sr. Unscd. Notes	6.15	8/28/17	700,000	834,987
American Express,
Sr. Unscd. Notes	8.15	3/19/38	100,000	157,313

American International Group,
Sr. Unscd. Notes	4.88	6/1/22	1,400,000	1,563,734
American International Group,
Sr. Unscd. Notes	5.60	10/18/16	600,000	683,657
American International Group,
Sr. Unscd. Notes	5.85	1/16/18	1,000,000	1,171,115
American International Group,
Sr. Unscd. Notes	8.25	8/15/18	2,100,000	2,732,148
AXA,
Sub. Bonds	8.60	12/15/30	165,000	212,271
Bank of America,
Sr. Unscd. Notes	1.25	1/11/16	1,000,000	994,873
Bank of America,
Sr. Unscd. Notes	3.30	1/11/23	1,000,000	988,288
Bank of America,
Sr. Unscd. Notes	5.13	11/15/14	350,000	373,221
Bank of America,
Sr. Unscd. Notes	5.38	6/15/14	250,000	264,448
Bank of America,
Sr. Unscd. Notes	5.63	10/14/16	575,000	651,017
Bank of America,
Sr. Unscd. Notes, Ser. L	5.65	5/1/18	965,000	1,115,559
Bank of America,
Sr. Unscd. Notes	5.75	12/1/17	2,450,000	2,831,573
Bank of America,
Sub. Notes	7.80	9/15/16	235,000	273,505
Barclays Bank,
Sr. Unscd. Notes	6.75	5/22/19	1,300,000	1,605,751
BB&T,
Sub. Notes	4.90	6/30/17	150,000	168,263
Bear Stearns,
Sr. Unscd. Notes	5.30	10/30/15	100,000	111,245
Bear Stearns,
Sub. Notes	5.55	1/22/17	500,000	564,930
Bear Stearns,
Sr. Unscd. Notes	6.40	10/2/17	540,000	647,906
Bear Stearns,
Sr. Unscd. Notes	7.25	2/1/18	270,000	335,722

Berkshire Hathaway Finance,
Gtd. Notes	4.85	1/15/15	1,850,000	2,002,323
Berkshire Hathaway Finance,
Gtd. Notes	5.75	1/15/40	675,000	802,512
Blackrock,
Sr. Unscd. Notes, Ser. 2	5.00	12/10/19	500,000	591,419
BNP Paribas,
Gtd. Notes	5.00	1/15/21	1,400,000	1,568,223
Boston Properties,
Sr. Unscd. Notes	5.00	6/1/15	500,000	545,970
Boston Properties,
Sr. Unscd. Bonds	5.63	11/15/20	1,400,000	1,655,311
Capital One Bank,
Sr. Unscd. Notes	5.13	2/15/14	200,000	209,079
Capital One Financial Company,
Sr. Unscd. Notes	4.75	7/15/21	730,000	832,845
Caterpillar Financial Services,
Sr. Unscd. Notes	6.13	2/17/14	2,600,000	2,755,155
Chubb,
Sr. Unscd. Notes	6.00	5/11/37	540,000	689,015
Citigroup,
Sub. Notes	5.00	9/15/14	3,230,000	3,403,134
Citigroup,
Sr. Unscd. Notes	6.13	11/21/17	5,385,000	6,363,880
Citigroup,
Sub. Notes	6.13	8/25/36	575,000	640,952
Citigroup,
Sr. Unscd. Debs.	6.63	1/15/28	100,000	117,773
Citigroup,
Sr. Unscd. Notes	6.88	3/5/38	700,000	921,756
Citigroup,
Unscd. Notes	8.50	5/22/19	760,000	1,014,844
CNA Financial,
Sr. Unscd. Notes	6.50	8/15/16	100,000	115,424
Deutsche Bank AG London,
Sr. Unscd. Notes	6.00	9/1/17	845,000	1,009,233
ERP Operating,
Sr. Unscd. Notes	5.20	4/1/13	600,000	604,198

ERP Operating,
Sr. Unscd. Notes	5.38	8/1/16	95,000	108,166
Fifth Third Bank,
Sub. Notes	8.25	3/1/38	1,000,000	1,406,761
Ford Motor Credit,
Sr. Unscd. Notes	2.38	1/16/18	500,000	493,955
Ford Motor Credit,
Sr. Unscd. Notes	5.88	8/2/21	3,000,000	3,415,506
General Electric Capital,
Sr. Unscd. Notes	1.00	1/8/16	1,000,000	1,000,315
General Electric Capital,
Sr. Unscd. Notes	3.10	1/9/23	1,000,000	989,856
General Electric Capital,
Sr. Unscd. Notes	4.65	10/17/21	1,400,000	1,559,786
General Electric Capital,
Sr. Unscd. Notes	5.00	1/8/16	375,000	416,992
General Electric Capital,
Notes	5.63	9/15/17	1,000,000	1,172,522
General Electric Capital,
Sr. Unscd. Notes	5.63	5/1/18	1,335,000	1,572,554
General Electric Capital,
Sr. Unscd. Notes	5.88	1/14/38	2,000,000	2,346,580
General Electric Capital,
Sr. Unscd. Notes	6.15	8/7/37	850,000	1,031,194
General Electric Capital,
Sr. Unscd. Notes, Ser. A	6.75	3/15/32	1,000,000	1,267,044
Goldman Sachs Capital I,
Gtd. Cap. Secs.	6.35	2/15/34	350,000	363,680
Goldman Sachs Group,
Sr. Unscd. Notes	3.63	1/22/23	1,000,000	1,000,404
Goldman Sachs Group,
Sr. Notes	3.70	8/1/15	6,000,000	6,332,610
Goldman Sachs Group,
Sr. Unscd. Notes	6.13	2/15/33	475,000	558,178
Goldman Sachs Group,
Sr. Unscd. Notes	6.15	4/1/18	680,000	799,800
Goldman Sachs Group,
Sr. Unscd. Notes	6.25	9/1/17	190,000	222,598

Goldman Sachs Group,
Sub. Notes	6.75	10/1/37	2,000,000	2,264,808
Goldman Sachs Group,
Sr. Unscd. Notes	7.50	2/15/19	1,000,000	1,258,571
Hartford Financial Services Group,
Sr. Unscd. Notes	6.30	3/15/18	580,000	682,768
HCP,
Sr. Unscd. Notes	5.38	2/1/21	1,500,000	1,740,996
HSBC Finance,
Sr. Unscd. Notes	5.50	1/19/16	2,625,000	2,928,313
HSBC Holdings,
Sr. Unscd. Notes	5.10	4/5/21	1,500,000	1,737,192
HSBC Holdings,
Sub. Notes	6.50	5/2/36	1,350,000	1,678,213
HSBC Holdings,
Sub. Notes	6.50	9/15/37	555,000	694,193
Intesa Sanpaolo,
Sr. Unscd. Notes	3.13	1/15/16	500,000	496,601
Jefferies Group,
Sr. Unscd. Notes	5.13	1/20/23	500,000	513,854
Jefferies Group,
Sr. Unscd. Debs.	6.25	1/15/36	200,000	205,926
Jefferies Group,
Sr. Unscd. Debs.	6.45	6/8/27	35,000	38,150
John Deere Capital,
Sr. Unscd. Notes	3.15	10/15/21	1,900,000	1,979,302
JP Morgan Chase,
Sub. Notes	6.00	10/1/17	150,000	176,929
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.15	7/5/16	1,500,000	1,588,350
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.20	1/25/23	1,000,000	995,764
JPMorgan Chase & Co.,
Sr. Unscd. Notes	3.70	1/20/15	5,700,000	6,008,535
JPMorgan Chase & Co.,
Sub. Notes	5.13	9/15/14	2,525,000	2,688,713
JPMorgan Chase & Co.,
Sub. Notes	5.15	10/1/15	3,950,000	4,338,542

JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.00	1/15/18	2,000,000		2,378,242
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.30	4/23/19	1,500,000		1,832,323
JPMorgan Chase & Co.,
Sr. Unscd. Notes	6.40	5/15/38	650,000		850,769
KeyBank,
Sub. Notes	6.95	2/1/28	100,000		121,585
Lincoln National,
Sr. Unscd. Notes	6.15	4/7/36	950,000		1,113,479
Lion Connecticut Holdings,
Gtd. Debs.	7.63	8/15/26	50,000		62,847
Marsh & McLennan Cos.,
Sr. Unscd. Notes	5.88	8/1/33	275,000		319,563
Mercantile Bankshares,
Sub. Notes, Ser. B	4.63	4/15/13	200,000		201,593
Merrill Lynch & Co.,
Sr. Unscd. Notes	5.45	7/15/14	565,000	b	597,310
Merrill Lynch & Co.,
Sub. Notes	6.05	5/16/16	575,000		639,286
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.40	8/28/17	1,665,000		1,952,307
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	4/25/18	2,640,000		3,183,790
Merrill Lynch & Co.,
Sr. Unscd. Notes	6.88	11/15/18	150,000		182,061
MetLife,
Sr. Unscd. Notes	5.00	11/24/13	225,000		233,240
MetLife,
Sr. Unscd. Notes	6.38	6/15/34	1,400,000		1,810,409
Morgan Stanley,
Sub. Notes	4.75	4/1/14	1,580,000	b	1,637,746
Morgan Stanley,
Sr. Unscd. Notes	5.45	1/9/17	1,100,000		1,218,182
Morgan Stanley,
Sr. Unscd. Notes	5.75	10/18/16	175,000		196,511
Morgan Stanley,
Sr. Unscd. Notes	6.63	4/1/18	2,700,000		3,184,367

Morgan Stanley,
Sr. Unscd. Notes	7.25	4/1/32	300,000	380,863
Morgan Stanley,
Sr. Unscd. Notes	7.30	5/13/19	1,300,000	1,593,427
National City,
Sub. Notes	6.88	5/15/19	1,800,000	2,245,685
National Rural Utilities
Cooperative Finance, Coll.
Trust Bonds	5.45	2/1/18	1,100,000	1,309,443
Nomura Holdings,
Sr. Unscd. Notes	6.70	3/4/20	1,600,000	1,889,523
Oesterreichische Kontrollbank,
Govt. Gtd. Notes	4.88	2/16/16	1,500,000	1,683,000
PNC Funding,
Bank Gtd. Notes	5.25	11/15/15	225,000	251,425
Principal Financial Group,
Gtd. Notes	6.05	10/15/36	225,000	277,406
Progressive,
Sr. Unscd. Notes	6.63	3/1/29	100,000	126,924
ProLogis,
Gtd. Notes	6.88	3/15/20	1,400,000	1,716,858
Prudential Financial,
Sr. Unscd. Notes, Ser. B	4.75	4/1/14	350,000	366,137
Prudential Financial,
Sr. Unscd. Notes, Ser. B	5.10	9/20/14	250,000	267,045
Rabobank Nederland,
Bank Gtd. Notes	3.38	1/19/17	5,000,000	5,373,280
Rabobank Nederland,
Bank Gtd. Notes	5.25	5/24/41	1,150,000	1,319,726
Realty Income,
Sr. Unscd. Notes	5.95	9/15/16	100,000	114,524
Regency Centers,
Gtd. Notes	5.88	6/15/17	200,000	229,887
Simon Property Group,
Sr. Unscd. Notes	5.25	12/1/16	4,500,000	5,139,473
SLM,
Sr. Unscd. Notes, Ser. A	5.00	4/15/15	450,000	478,985
SLM,

Sr. Unscd. Notes	8.00	3/25/20	760,000	883,500
SouthTrust,
Sub. Notes	5.80	6/15/14	500,000	532,111
State Street Bank & Trust,
Sub. Notes	5.25	10/15/18	200,000	235,202
Sumitomo Mitsui Banking,
Bank Gtd. Notes	0.90	1/18/16	500,000	498,129
Sumitomo Mitsui Banking,
Bank Gtd. Notes	1.50	1/18/18	390,000	388,389
Sumitomo Mitsui Banking,
Bank Gtd. Notes	3.00	1/18/23	290,000	287,530
Swiss Re Solutions Holding,
Sr. Unscd. Notes	7.00	2/15/26	150,000	190,765
Toyota Motor Credit,
Sr. Unscd. Notes	2.63	1/10/23	1,000,000	990,910
Travelers Cos.,
Sr. Unscd. Notes	5.50	12/1/15	960,000	1,083,204
Travelers Property & Casualty,
Gtd. Notes	5.00	3/15/13	250,000	251,366
U.S. Bancorp,
Sr. Unscd. Notes	3.00	3/15/22	1,400,000	1,436,837
UBS AG/Stamford,
Sr. Sub. Notes	5.88	7/15/16	75,000	83,885
UBS AG/Stamford,
Sr. Unscd. Notes	5.88	12/20/17	760,000	903,242
UBS,
Sr. Unscd. Notes	4.88	8/4/20	3,800,000	4,340,941
Unilever Capital,
Gtd. Notes	5.90	11/15/32	1,000,000	1,338,869
US Bank NA/Cincinnati,
Sub. Notes	4.95	10/30/14	45,000	48,266
Wachovia Bank,
Sub. Notes	6.60	1/15/38	415,000	554,029
Wachovia,
Sub. Notes	5.25	8/1/14	200,000	213,038
Wachovia,
Sr. Unscd. Debs	5.75	6/15/17	1,850,000	2,174,089
Wachovia,

Sr. Unscd. Notes	5.75	2/1/18	1,100,000	1,314,145
Wells Fargo & Co.,
Sr. Unscd. Notes	5.63	12/11/17	2,340,000	2,773,340
Wells Fargo Bank,
Sub. Notes	5.75	5/16/16	875,000	992,713
Westpac Banking,
Sub. Notes	4.63	6/1/18	500,000	549,041
Westpac Banking,
Sr. Unscd. Notes	4.88	11/19/19	1,700,000	1,994,986
Willis North America,
Gtd. Notes	6.20	3/28/17	335,000	381,586
XL Group,
Sr. Unscd. Notes	6.38	11/15/24	1,400,000	1,708,290
				178,395,148
Foreign/Governmental--4.2%
Asian Development Bank,
Sr. Unscd. Notes	1.88	10/23/18	1,750,000	1,816,160
Asian Development Bank,
Sr. Unscd. Notes	2.75	5/21/14	3,500,000	3,611,055
Brazilian Government,
Sr. Unscd. Bonds	5.63	1/7/41	650,000	788,775
Brazilian Government,
Sr. Unscd. Bonds	6.00	1/17/17	2,270,000	2,670,655
Brazilian Government,
Sr. Unscd. Bonds	7.13	1/20/37	575,000	826,562
Brazilian Government,
Unscd. Bonds	8.25	1/20/34	1,000,000	1,587,500
Brazilian Government,
Unscd. Bonds	10.13	5/15/27	500,000	891,000
Colombian Government,
Sr. Unscd. Bonds	6.13	1/18/41	500,000	642,500
Colombian Government,
Sr. Unscd. Notes	7.38	3/18/19	2,000,000	2,583,000
European Investment Bank,
Sr. Unscd. Notes	1.13	8/15/14	7,800,000	7,893,865
European Investment Bank,
Sr. Unscd. Notes	2.88	9/15/20	2,000,000	2,145,274
European Investment Bank,

Sr. Unscd. Notes	4.63	5/15/14	500,000		527,035
European Investment Bank,
Sr. Unscd. Bonds	4.63	10/20/15	350,000	b	387,945
European Investment Bank,
Sr. Unscd. Bonds	5.13	5/30/17	3,700,000		4,353,646
Finnish Government,
Sr. Unscd. Bonds	6.95	2/15/26	25,000		34,178
Inter-American Development Bank,
Sr. Unsub. Notes	3.88	9/17/19	2,000,000		2,312,736
Inter-American Development Bank,
Notes	4.25	9/10/18	540,000	b	631,978
Inter-American Development Bank,
Sr. Unscd. Notes	5.13	9/13/16	150,000		173,993
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	2.13	3/15/16	2,400,000	b	2,523,646
International Bank for
Reconstruction and
Development, Sr. Unscd. Notes	5.00	4/1/16	700,000		798,331
International Bank for
Reconstruction and
Development, Unsub. Bonds	7.63	1/19/23	700,000		1,031,121
International Finance,
Sr. Unscd. Notes	2.13	11/17/17	2,100,000		2,211,716
Italian Government,
Sr. Unscd. Notes	4.50	1/21/15	50,000		52,803
Italian Government,
Sr. Unscd. Notes	5.25	9/20/16	155,000		166,989
Italian Government,
Sr. Unscd. Notes	5.38	6/12/17	1,450,000		1,584,219
Italian Government,
Sr. Unscd. Notes	5.38	6/15/33	550,000		572,637
Italian Government,
Sr. Unscd. Notes	6.88	9/27/23	610,000		722,740
Japan Bank for International
Cooperation, Sr. Unscd. Notes	2.50	5/18/16	4,800,000		5,085,163
KFW,
Gov't Gtd. Bonds	4.00	1/27/20	2,500,000		2,878,940

KFW,
Gov't Gtd. Bonds	4.13	10/15/14	1,200,000	1,275,932
KFW,
Gov't Gtd. Bonds	4.50	7/16/18	3,600,000	4,219,700
KFW,
Gov't Gtd. Notes	4.88	1/17/17	1,240,000	1,435,369
KFW,
Govt Gtd. Notes	4.88	6/17/19	2,000,000	2,414,576
KFW,
Gov't Gtd. Bonds	5.13	3/14/16	625,000	711,438
Korea Development Bank,
Sr. Unscd. Notes	3.88	5/4/17	2,500,000	2,710,787
Landwirtschaftliche Rentenbank,
Govt. Gtd. Notes	1.88	9/17/18	2,100,000	2,171,562
Landwirtschaftliche Rentenbank,
Gov't Gtd. Bonds	5.13	2/1/17	950,000	1,108,431
Mexican Government,
Sr. Unscd. Notes	5.63	1/15/17	4,000,000	4,666,000
Mexican Government,
Sr. Unscd. Notes	5.95	3/19/19	1,200,000	1,458,000
Mexican Government,
Sr. Unscd. Notes, Ser. A	6.75	9/27/34	1,340,000	1,822,400
Panamanian Government,
Sr. Unscd. Bonds	6.70	1/26/36	700,000	943,250
Peruvian Government,
Sr. Unscd. Bonds	6.55	3/14/37	870,000	1,189,725
Polish Government,
Sr. Unscd. Notes	5.00	3/23/22	1,400,000	1,613,500
Polish Government,
Sr. Unscd. Notes	6.38	7/15/19	1,450,000	1,798,725
Province of British Columbia
Canada, Sr. Unscd. Bonds,
Ser. USD2	6.50	1/15/26	925,000	1,279,154
Province of Manitoba Canada,
Debs., Ser. CB	8.80	1/15/20	10,000	14,145
Province of Manitoba Canada,
Debs.	8.88	9/15/21	450,000	661,773
Province of Ontario Canada,

Sr. Unscd. Bonds	4.00	10/7/19	2,300,000		2,615,408
Province of Ontario Canada,
Sr. Unscd. Bonds	4.10	6/16/14	3,000,000		3,153,774
Province of Ontario Canada,
Sr. Unscd. Notes	4.95	11/28/16	1,000,000	b	1,155,821
Province of Quebec Canada,
Unscd. Notes	4.60	5/26/15	700,000		765,874
Province of Quebec Canada,
Bonds	5.13	11/14/16	3,725,000		4,322,166
Province of Quebec Canada,
Debs., Ser. NJ	7.50	7/15/23	200,000		278,744
Province of Quebec Canada,
Unscd. Debs., Ser. PD	7.50	9/15/29	1,550,000		2,310,876
Province of Saskatchewan Canada,
Debs.	7.38	7/15/13	500,000		515,754
Republic of Korea,
Sr. Unscd. Notes	4.88	9/22/14	200,000		213,391
Republic of Korea,
Sr. Unscd. Notes	7.13	4/16/19	1,000,000		1,292,220
South African Government,
Sr. Unscd. Notes	6.50	6/2/14	170,000		181,696
South African Government,
Sr. Unscd. Notes	6.88	5/27/19	2,100,000		2,593,500
Uruguayan Government,
Sr. Unscd. Bonds	7.63	3/21/36	300,000		444,750
					102,844,603
Health Care--2.1%
Abbvie,
Gtd. Notes	2.90	11/6/22	3,000,000	c	2,972,211
Aetna,
Sr. Unscd. Notes	6.63	6/15/36	300,000		392,646
Amgen,
Sr. Unscd. Notes	4.10	6/15/21	2,000,000		2,201,210
Amgen,
Sr. Unscd. Notes	5.15	11/15/41	1,600,000		1,757,440
Amgen,
Sr. Unscd. Notes	5.85	6/1/17	400,000		471,867
Astrazeneca,

Sr. Unscd. Notes	6.45	9/15/37	520,000		680,269
Baxter International,
Sr. Unsub. Notes	6.25	12/1/37	700,000		934,443
Becton Dickinson,
Sr. Unscd. Notes	3.13	11/8/21	1,900,000		1,983,701
Boston Scientific,
Sr. Unscd. Notes	6.00	1/15/20	1,700,000		1,970,178
Bristol-Myers Squibb,
Sr. Unscd. Notes	5.88	11/15/36	425,000		539,699
Cigna,
Sr. Unscd. Notes	4.50	3/15/21	1,900,000		2,116,817
Covidien International Finance,
Gtd. Notes	6.00	10/15/17	590,000		709,396
Eli Lilly & Co.,
Sr. Unscd. Notes	5.55	3/15/37	750,000		918,271
Eli Lilly & Co.,
Sr. Unscd. Notes	7.13	6/1/25	200,000		277,420
Express Scripts,
Gtd. Notes	3.13	5/15/16	2,400,000		2,533,812
GlaxoSmithKline Capital,
Gtd. Notes	4.38	4/15/14	3,200,000		3,353,968
GlaxoSmithKline Capital,
Gtd. Bonds	5.65	5/15/18	740,000		894,960
GlaxoSmithKline Capital,
Gtd. Bonds	6.38	5/15/38	1,000,000		1,350,280
Health Care REIT,
Sr. Unscd. Notes	5.25	1/15/22	1,400,000		1,568,465
Johnson & Johnson,
Unscd. Debs.	4.95	5/15/33	170,000		201,218
Johnson & Johnson,
Sr. Unscd. Notes	5.95	8/15/37	470,000		628,558
Medco Health Solutions,
Sr. Unscd. Notes	7.13	3/15/18	1,500,000		1,857,939
Merck & Co.,
Sr. Unscd. Notes	5.30	12/1/13	1,000,000	a	1,041,153
Merck & Co.,
Sr. Unscd. Debs.	6.40	3/1/28	150,000		203,363
Merck & Co.,

Gtd. Notes	6.50	12/1/33	680,000	a	942,594
Novartis Securities Investment,
Gtd. Notes	5.13	2/10/19	1,400,000		1,670,626
Pfizer,
Sr. Unscd. Notes	6.20	3/15/19	2,400,000		3,010,517
Quest Diagnostic,
Gtd. Notes	3.20	4/1/16	2,500,000		2,636,103
Quest Diagnostic,
Gtd. Notes	5.45	11/1/15	500,000		553,673
Quest Diagnostic,
Gtd. Notes	6.95	7/1/37	50,000		63,082
Sanofi,
Sr. Unscd. Notes	4.00	3/29/21	1,400,000		1,557,213
Teva Pharmaceutical Finance II,
Gtd. Notes	3.00	6/15/15	3,400,000		3,573,359
Teva Pharmaceutical Finance,
Gtd. Notes	6.15	2/1/36	85,000		106,982
UnitedHealth Group,
Sr. Unscd. Notes	5.00	8/15/14	300,000		318,219
UnitedHealth Group,
Sr. Unscd. Notes	6.88	2/15/38	810,000		1,091,285
Wellpoint,
Sr. Unscd. Notes	3.13	5/15/22	1,700,000		1,691,135
WellPoint,
Sr. Unscd. Notes	5.00	12/15/14	1,000,000		1,076,747
WellPoint,
Sr. Unscd. Notes	5.25	1/15/16	375,000		418,471
WellPoint,
Sr. Unscd. Notes	5.88	6/15/17	65,000		76,548
Wyeth,
Gtd. Notes	5.50	2/1/14	150,000		157,489
Wyeth,
Gtd. Notes	5.95	4/1/37	200,000		258,596
Wyeth,
Gtd. Notes	6.50	2/1/34	200,000		270,250
Zoetis,
Sr. Unscd. Notes	1.15	2/1/16	500,000	c	501,041
Zoetis,

Sr. Unscd. Notes	1.88	2/1/18	500,000	c	499,715
					52,032,929
Industrial--1.5%
3M,
Sr. Unscd. Notes	5.70	3/15/37	750,000		986,589
ADT,
Sr. Unscd. Notes	2.25	7/15/17	2,800,000	c	2,789,755
Boeing,
Sr. Unscd. Notes	6.00	3/15/19	2,000,000		2,459,672
Boeing,
Sr. Unscd. Bonds	7.25	6/15/25	150,000		200,835
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	6.15	5/1/37	650,000		817,430
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.00	12/15/25	100,000		134,258
Burlington Northern Santa Fe,
Sr. Unscd. Debs.	7.95	8/15/30	100,000		138,383
Canadian National Railway,
Sr. Unscd. Notes	6.90	7/15/28	100,000		134,711
Caterpillar,
Sr. Unscd. Notes	2.60	6/26/22	2,300,000		2,307,461
Caterpillar,
Sr. Unscd. Debs.	6.05	8/15/36	375,000		481,429
Caterpillar,
Sr. Unscd. Debs.	7.30	5/1/31	125,000		178,056
Continental Airlines,
Pass-Through Certificates,
Ser. 974A	6.90	7/2/19	135,887		147,859
CSX,
Sr. Unscd. Notes	4.75	5/30/42	1,200,000		1,240,408
Deere & Co.,
Sr. Unscd. Notes	6.95	4/25/14	775,000		834,481
General Electric,
Sr. Unscd. Notes	5.00	2/1/13	500,000		500,000
General Electric,
Sr. Unscd. Notes	5.25	12/6/17	1,000,000		1,170,357
Honeywell International,
Sr. Unscd. Notes	3.88	2/15/14	2,656,000		2,747,582

Honeywell International,
Sr. Unscd. Notes	4.25	3/1/13	1,300,000		1,303,717
Illinois Tool Works,
Sr. Unscd. Notes	3.90	9/1/42	1,000,000		984,602
Koninklijke Philips Electronics,
Sr. Unscd. Notes	5.75	3/11/18	2,000,000		2,395,464
Lockheed Martin,
Sr. Unscd. Notes, Ser. B	6.15	9/1/36	455,000		568,056
Norfolk Southern,
Sr. Unscd. Bonds, Ser. WI	4.84	10/1/41	1,200,000		1,305,721
Norfolk Southern,
Sr. Unscd. Notes	5.59	5/17/25	2,000		2,412
Northrop Grumman Systems,
Gtd. Debs.	7.75	2/15/31	1,100,000		1,553,784
Raytheon,
Sr. Unscd. Debs.	7.20	8/15/27	150,000		204,100
Republic Services,
Gtd. Notes	6.20	3/1/40	750,000		926,737
Union Pacific,
Sr. Unscd. Debs.	6.63	2/1/29	325,000		434,773
United Parcel Service of America,
Sr. Unscd. Debs.	8.38	4/1/30	10,000	a	14,708
United Parcel Service,
Sr. Unscd. Notes	3.13	1/15/21	1,600,000		1,694,138
United Parcel Service,
Sr. Unscd. Notes	6.20	1/15/38	425,000		570,963
United Technologies,
Sr. Unscd. Notes	3.10	6/1/22	2,100,000		2,175,795
United Technologies,
Sr. Unscd. Notes	4.88	5/1/15	2,750,000		3,013,948
United Technologies,
Sr. Unscd. Notes	5.70	4/15/40	650,000		817,122
United Technologies,
Sr. Unscd. Notes	6.70	8/1/28	50,000		66,093
United Technologies,
Sr. Unscd. Debs.	8.75	3/1/21	50,000		70,694
Waste Management,
Gtd. Notes	6.38	3/11/15	1,600,000		1,782,235

Waste Management,
Gtd. Notes	7.00	7/15/28	150,000		203,353
					37,357,681
Information Technology--.7%
Dell,
Sr. Unscd. Notes	6.50	4/15/38	1,000,000	b	931,144
Ebay,
Sr. Unscd. Notes	4.00	7/15/42	700,000		651,938
Google,
Sr. Unscd. Notes	3.63	5/19/21	300,000		330,788
Hewlett Packard,
Sr. Unscd. Notes	5.50	3/1/18	560,000		617,725
Hewlett-Packard,
Sr. Unscd. Notes	2.35	3/15/15	1,000,000		1,012,270
Hewlett-Packard,
Sr. Unscd. Notes	3.00	9/15/16	1,000,000		1,016,141
Hewlett-Packard,
Sr. Unscd. Notes	6.00	9/15/41	750,000		740,950
HP Enterprise Services,
Sr. Unscd. Notes, Ser. B	6.00	8/1/13	125,000	a	128,050
Intel,
Sr. Unscd. Notes	3.30	10/1/21	2,100,000		2,190,023
International Business Machines,
Sr. Unscd. Notes	0.75	5/11/15	2,000,000		2,011,028
International Business Machines,
Sr. Unscd. Notes	5.60	11/30/39	605,000		758,775
International Business Machines,
Sr. Unscd. Notes	5.70	9/14/17	600,000		720,179
International Business Machines,
Sr. Unscd. Debs.	7.00	10/30/25	225,000		318,789
International Business Machines,
Sr. Unscd. Debs., Ser. A	7.50	6/15/13	75,000		77,005
International Business Machines,
Sr. Unscd. Notes	8.38	11/1/19	300,000		420,298
Microsoft,
Sr. Unscd. Notes	4.20	6/1/19	1,000,000		1,142,598
Microsoft,
Sr. Unscd. Debs	5.20	6/1/39	688,000		825,507

Oracle,
Sr. Unscd. Notes	5.00	7/8/19	1,200,000	1,433,032
Oracle,
Sr. Unscd. Notes	5.75	4/15/18	150,000	181,848
Oracle,
Sr. Unscd. Notes	6.50	4/15/38	500,000	681,633
				16,189,721
Materials--1.1%
Alcoa,
Sr. Unscd. Notes	5.72	2/23/19	612,000	660,314
Barrick PD Australia Finance,
Gtd. Notes	5.95	10/15/39	1,300,000	1,478,910
BHP Billiton Finance USA,
Gtd. Notes	6.50	4/1/19	1,700,000	2,165,016
BHP-Billiton Finance USA,
Gtd. Notes	4.80	4/15/13	1,175,000	1,185,334
CRH America,
Gtd. Notes	5.30	10/15/13	500,000	514,912
Dow Chemical,
Sr. Unscd. Notes	8.55	5/15/19	1,700,000	2,295,549
Dow Chemical,
Sr. Unscd. Notes	9.40	5/15/39	700,000	1,110,192
E.I. Du Pont De Nemours & Co.,
Sr. Unscd. Notes	6.00	7/15/18	560,000	689,062
E.I. Du Pont De Nemours,
Sr. Unscd. Notes	5.25	12/15/16	1,900,000	2,194,984
Ecolab,
Sr. Unscd. Notes	5.50	12/8/41	650,000	769,847
Home Depot,
Sr. Unscd. Notes	5.88	12/16/36	650,000	833,998
International Paper,
Sr. Unscd. Notes	7.95	6/15/18	1,600,000	2,057,450
Lubrizol,
Gtd. Notes	5.50	10/1/14	150,000	161,998
Newmont Mining,
Gtd. Notes	6.25	10/1/39	1,000,000	1,186,376
Potash of Saskatchewan,
Sr. Unscd. Notes	5.63	12/1/40	1,200,000	1,426,018

Rio Tinto Alcan,
Sr. Unscd. Debs.	7.25	3/15/31	350,000	468,907
Rio Tinto Finance USA,
Gtd. Notes	5.20	11/2/40	1,000,000	1,148,669
Rio Tinto Finance USA,
Gtd. Notes	6.50	7/15/18	1,820,000	2,254,179
Teck Resources,
Gtd. Notes	6.25	7/15/41	1,300,000	1,470,136
Vale Canada,
Sr. Unscd. Bonds	7.20	9/15/32	100,000	120,113
Vale Overseas,
Gtd. Notes	6.25	1/23/17	510,000	584,092
Vale Overseas,
Gtd. Notes	6.88	11/21/36	900,000	1,062,985
Xstrata Canada,
Gtd. Notes	5.50	6/15/17	165,000	186,135
				26,025,176
Municipal Bonds--.7%
Bay Area Toll Authority,
San Francisco Bay Area Toll
Bridge Revenue (Build America
Bonds)	6.26	4/1/49	1,000,000	1,331,620
Bay Area Toll Authority,
San Francisco Bay Area
Subordinate Toll Bridge
Revenue (Build America Bonds)	6.79	4/1/30	695,000	882,289
California,
GO (Various Purpose)	7.50	4/1/34	1,000,000	1,411,710
California,
GO (Various Purpose)	7.55	4/1/39	1,600,000	2,345,680
Illinois,
GO (Pension Funding Series)	5.10	6/1/33	3,630,000	3,554,097
Los Angeles Unified School
District, GO (Build America
Bonds)	5.75	7/1/34	1,600,000	1,917,280
Metropolitan Transportation
Authority, Dedicated Tax Funds
Bonds	7.34	11/15/39	650,000	939,796

New Jersey Turnpike Authority,
Turnpike Revenue (Build
America Bonds)	7.41	1/1/40	780,000		1,130,345
New York State Dormitory
Authority, State Personal
Income Tax Revenue (General
Purpose) (Build America Bonds)	5.29	3/15/33	2,000,000		2,345,140
Port Authority of New York and New
Jersey (Consolidated Bonds,
164th Series)	5.65	11/1/40	1,530,000		1,868,161
					17,726,118
Telecommunications--1.5%
America Movil SAB de CV,
Gtd. Notes	6.13	3/30/40	1,200,000		1,501,813
America Movil SAB de CV,
Gtd. Notes	6.38	3/1/35	100,000		126,831
AT&T,
Sr. Unscd. Notes	2.50	8/15/15	2,000,000		2,083,118
AT&T,
Sr. Unscd. Notes	5.10	9/15/14	250,000		267,653
AT&T,
Sr. Unscd. Notes	5.35	9/1/40	1,500,000		1,650,010
AT&T,
Sr. Unscd. Notes	6.30	1/15/38	1,500,000		1,837,908
AT&T,
Gtd. Notes	8.00	11/15/31	470,000	a	693,313
BellSouth Telecommunications,
Sr. Unscd. Debs.	6.38	6/1/28	550,000		645,801
BellSouth,
Sr. Unscd. Bonds	6.55	6/15/34	100,000		116,725
British Telecommunications,
Sr. Unscd. Notes	5.95	1/15/18	580,000		691,041
British Telecommunications,
Sr. Unscd. Notes	9.63	12/15/30	175,000	a	272,963
Cellco Partnership/Verizon
Wireless Capital, Sr. Unscd.
Notes	8.50	11/15/18	850,000		1,153,504
Cisco Systems

Sr. Unscd. Notes	5.50	1/15/40	1,700,000		2,079,923
Cisco Systems,
Sr. Unscd. Notes	5.50	2/22/16	500,000		570,944
Deutsche Telekom International
Finance, Gtd. Bonds	8.75	6/15/30	900,000	a	1,316,978
Embarq,
Sr. Unscd. Notes	8.00	6/1/36	1,250,000		1,378,088
France Telecom,
Sr. Unscd. Notes	8.50	3/1/31	945,000	a	1,380,630
GTE,
Gtd. Debs.	6.94	4/15/28	100,000		129,970
KPN,
Sr. Unscd. Bonds	8.38	10/1/30	250,000		327,500
Motorola Solutions,
Sr. Unscd. Debs.	7.50	5/15/25	1,450,000		1,808,344
New Cingular Wireless Services,
Sr. Unscd. Notes	8.75	3/1/31	720,000		1,133,305
Pacific-Bell Telephone,
Gtd. Bonds	7.13	3/15/26	310,000		409,577
Qwest,
Sr. Unscd. Debs.	6.88	9/15/33	330,000		332,475
Rogers Communications,
Gtd. Notes	6.38	3/1/14	760,000		805,775
Telecom Italia Capital,
Gtd. Notes	4.95	9/30/14	3,000,000		3,150,096
Telecom Italia Capital,
Gtd. Notes	5.25	10/1/15	100,000		107,243
Telecom Italia Capital,
Gtd. Notes	6.38	11/15/33	200,000		205,883
Telefonica Emisiones,
Gtd. Notes	7.05	6/20/36	1,145,000		1,276,190
Verizon Communications,
Sr. Unscd. Notes	3.50	11/1/21	1,900,000		2,003,921
Verizon Communications,
Sr. Unscd. Notes	5.50	2/15/18	1,500,000		1,779,363
Verizon Communications,
Sr. Unscd. Notes	5.85	9/15/35	560,000		671,111
Verizon Global Funding,

Sr. Unscd. Notes	7.75	12/1/30	690,000		990,827
Verizon New Jersery,
Sr. Unscd. Debs.	8.00	6/1/22	25,000		33,269
Vodafone Group,
Sr. Unscd. Notes	5.63	2/27/17	555,000		648,042
Vodafone Group,
Sr. Unscd. Bonds	6.15	2/27/37	1,000,000		1,286,468
Vodafone Group,
Sr. Unscd. Notes	7.88	2/15/30	125,000		178,770
Xcel Energy,
Sr. Unscd. Notes	6.50	7/1/36	630,000		829,963
					35,875,335
U.S. Government Agencies--3.4%
Federal Farm Credit Banks,
Bonds	5.13	8/25/16	2,700,000		3,135,586
Federal Home Loan Banks,
Bonds	4.75	12/16/16	1,000,000	b	1,163,437
Federal Home Loan Banks,
Bonds, Ser. 1	4.88	5/17/17	2,000,000		2,341,106
Federal Home Loan Banks,
Bonds	5.00	11/17/17	2,600,000		3,097,739
Federal Home Loan Banks,
Bonds, Ser. 656	5.38	5/18/16	320,000		371,411
Federal Home Loan Banks,
Bonds	5.50	8/13/14	300,000		324,530
Federal Home Loan Banks,
Bonds	5.50	7/15/36	480,000		640,788
Federal Home Loan Banks,
Bonds	5.63	6/11/21	1,200,000		1,539,474
Federal Home Loan Mortgage Corp.,
Notes	1.00	9/29/17	3,000,000	d	3,017,748
Federal Home Loan Mortgage Corp.,
Notes	2.38	1/13/22	2,600,000	d	2,677,366
Federal Home Loan Mortgage Corp.,
Notes	2.50	4/23/14	4,800,000	d	4,937,659
Federal Home Loan Mortgage Corp.,
Notes	2.88	2/9/15	5,500,000	d	5,786,660
Federal Home Loan Mortgage Corp.,

Notes	3.75	3/27/19	1,600,000	d	1,832,654
Federal Home Loan Mortgage Corp.,
Notes	4.38	7/17/15	1,985,000	d	2,181,191
Federal Home Loan Mortgage Corp.,
Notes	4.50	1/15/14	1,400,000	d	1,457,784
Federal Home Loan Mortgage Corp.,	4.50	10/1/40	7,888,121	d	8,424,979
Federal Home Loan Mortgage Corp.,
Notes	4.88	6/13/18	1,250,000	d	1,497,702
Federal Home Loan Mortgage Corp.,
Notes	5.00	2/16/17	825,000	d	965,596
Federal Home Loan Mortgage Corp.,
Notes	5.13	10/18/16	750,000	b,d	874,929
Federal Home Loan Mortgage Corp.,
Notes	5.13	11/17/17	650,000	b,d	777,910
Federal Home Loan Mortgage Corp.,
Notes	5.25	4/18/16	2,100,000	d	2,420,303
Federal Home Loan Mortgage Corp.,
Notes	6.25	7/15/32	1,000,000	d	1,447,429
Federal Home Loan Mortgage Corp.,
Bonds	6.75	9/15/29	400,000	d	590,836
Federal National Mortgage
Association, Notes	0.00	6/1/17	2,400,000	d,e	2,302,154
Federal National Mortgage
Association, Notes	1.63	10/26/15	5,700,000	d	5,891,890
Federal National Mortgage
Association, Notes	2.63	11/20/14	4,800,000	b,d	5,007,120
Federal National Mortgage
Association, Notes	2.75	3/13/14	4,500,000	d	4,629,316
Federal National Mortgage
Association, Notes	4.38	10/15/15	850,000	d	941,279
Federal National Mortgage
Association, Notes	4.63	10/15/14	1,500,000	d	1,611,472
Federal National Mortgage
Association, Notes	5.00	4/15/15	200,000	d	220,605
Federal National Mortgage
Association, Notes	5.00	3/15/16	1,240,000	d	1,414,263
Federal National Mortgage
Association, Bonds	5.00	5/11/17	1,200,000	d	1,410,330

Federal National Mortgage
Association, Sub. Notes	5.13	1/2/14	365,000	d	381,500
Federal National Mortgage
Association, Notes	5.25	9/15/16	1,225,000	b,d	1,428,736
Federal National Mortgage
Association, Notes	6.00	4/18/36	1,300,000	d	1,506,967
Federal National Mortgage
Association, Bonds	6.25	5/15/29	1,340,000	d	1,886,101
Financing (FICO),
Scd. Bonds	8.60	9/26/19	40,000		57,000
Financing (FICO),
Scd. Bonds, Ser. E	9.65	11/2/18	510,000		739,013
Tennessee Valley Authority,
Notes	5.25	9/15/39	1,200,000		1,532,537
Tennessee Valley Authority,
Bonds	5.88	4/1/36	650,000		887,836
Tennessee Valley Authority,
Bonds	6.15	1/15/38	165,000		232,882
					83,585,818
U.S. Government Agencies/Mortgage-Backed--28.7%
Federal Home Loan Mortgage Corp.:
2.50%, 10/1/27			5,423,708	d	5,616,080
3.00%, 12/1/25 - 10/1/42			27,777,117	d	28,863,462
3.50%, 6/1/19 - 8/1/42			36,143,434	d	38,077,457
4.00%, 8/1/18 - 1/1/42			32,236,685	d	34,208,339
4.50%, 2/1/18 - 4/1/41			33,433,289	d	35,655,024
5.00%, 12/1/17 - 1/1/40			28,047,185	d	30,266,455
5.50%, 8/1/16 - 1/1/40			23,178,585	d	25,148,270
6.00%, 12/1/13 - 10/1/38			9,666,108	d	10,577,381
6.50%, 4/1/13 - 3/1/39			5,974,072	d	6,786,436
7.00%, 9/1/15 - 7/1/37			249,978	d	290,733
7.50%, 8/1/16 - 11/1/33			90,097	d	105,954
8.00%, 2/1/17 - 10/1/31			55,018	d	65,545
8.50%, 10/1/18 - 6/1/30			1,966	d	2,360
Federal National Mortgage Association:
2.50%, 7/1/27			6,257,788	d	6,488,544
3.00%, 10/1/26 - 10/1/42			25,494,796	d	26,593,858
3.50%, 1/20/25 - 7/1/42			49,027,865	d	51,806,976

4.00%, 9/1/18 - 2/1/42	69,443,175	d	74,204,259
4.50%, 4/1/18 - 11/1/40	62,246,041	d	67,125,106
5.00%, 11/1/17 - 6/1/40	41,325,247	d	44,694,059
5.50%, 2/1/14 - 12/1/38	27,766,809	d	30,207,872
6.00%, 3/1/14 - 11/1/38	16,166,212	d	17,724,010
6.50%, 10/1/14 - 9/1/38	4,538,276	d	5,101,362
7.00%, 3/1/14 - 3/1/38	780,959	d	897,138
7.50%, 8/1/15 - 6/1/31	104,242	d	123,723
8.00%, 2/1/13 - 8/1/30	30,486	d	35,765
8.50%, 9/1/15 - 7/1/30	13,884	d	14,962
9.00%, 10/1/30	2,154	d	2,299
Government National Mortgage Association I:
3.00%	9,000,000	f	9,390,938
3.50%	11,000,000	f	11,800,939
4.50%	8,900,000	f	9,688,484
3.50%, 1/15/42 - 2/15/42	17,377,637		18,705,786
4.00%, 2/15/41 - 3/15/41	25,367,840		27,752,103
4.50%, 1/15/19 - 2/15/41	28,672,478		31,415,343
5.00%, 1/15/17 - 4/15/40	25,976,869		28,401,445
5.50%, 9/15/20 - 11/15/38	8,982,740		9,835,640
6.00%, 10/15/13 - 4/15/39	7,780,485		8,759,345
6.50%, 2/15/24 - 2/15/39	1,655,311		1,893,092
7.00%, 2/15/22 - 8/15/32	147,852		175,675
7.50%, 10/15/14 - 11/15/30	89,357		102,307
8.00%, 2/15/17 - 3/15/32	25,723		30,944
8.25%, 6/15/27	2,343		2,534
8.50%, 10/15/26	10,557		12,393
9.00%, 2/15/22 - 2/15/23	10,006		10,301
Government National Mortgage Association II:
3.50%, 5/20/34	25,819		27,785
6.50%, 2/20/28	1,259		1,440
8.50%, 7/20/25	973		1,184
Federal Home Loan Mortgage Corp.:
2.13%, 2/1/35	472,458	a,d	493,547
2.25%, 6/1/35	7,098	a,d	7,554
2.38%, 2/1/34	249,597	a,d	264,065
2.40%, 6/1/36	8,695	a,d	8,725
2.53%, 12/1/34	41,923	a,d	44,733

2.55%, 8/1/37	110,965	a,d	118,838
2.63%, 12/1/34	23,182	a,d	24,711
2.73%, 3/1/37	127,970	a,d	135,903
2.74%, 3/1/36	9,513	a,d	10,144
2.88%, 4/1/33	15,125	a,d	16,105
2.91%, 8/1/35	207,078	a,d	221,177
4.67%, 6/1/34	9,374	a,d	10,026
5.15%, 8/1/34	6,238	a,d	6,745
5.24%, 11/1/33	7,078	a,d	7,584
5.63%, 4/1/36	200,818	a,d	213,005
Federal National Mortgage Association:
2.25%, 6/1/34	224,110	a,d	239,028
2.25%, 12/1/35	10,213	a,d	10,800
2.25%, 11/1/36	165,885	a,d	175,611
2.32%, 12/1/36	33,525	a,d	34,129
2.33%, 1/1/35	276,841	a,d	297,613
2.40%, 11/1/32	14,478	a,d	15,430
2.42%, 2/1/37	4,206	a,d	4,460
2.44%, 11/1/36	42,195	a,d	45,086
2.49%, 9/1/33	7,204	a,d	7,590
2.64%, 10/1/34	20,650	a,d	21,978
2.74%, 3/1/34	268,402	a,d	286,908
2.75%, 2/1/37	197,839	a,d	210,908
2.81%, 6/1/34	79,196	a,d	84,725
2.85%, 3/1/37	61,501	a,d	65,233
2.91%, 8/1/35	75,553	a,d	80,612
2.94%, 9/1/33	25,181	a,d	26,887
2.96%, 9/1/35	445,639	a,d	477,019
4.78%, 5/1/33	6,659	a,d	6,986
4.92%, 1/1/35	15,001	a,d	16,162
5.16%, 6/1/35	29,794	a,d	32,066
5.21%, 11/1/35	4,873	a,d	5,244
			702,418,444
U.S. Government Securities--35.0%
U.S. Treasury Bonds:
2.75%, 8/15/42	4,200,000	b	3,868,595
2.75%, 11/15/42	16,458,000	b	15,133,641
3.00%, 5/15/42	6,000,000	b	5,835,936

3.13%, 11/15/41	6,300,000	b	6,299,017
3.13%, 2/15/42	7,745,000	b	7,734,111
3.75%, 8/15/41	5,500,000	b	6,185,784
3.88%, 8/15/40	1,500,000	b	1,727,344
4.25%, 11/15/40	2,850,000		3,488,132
4.38%, 11/15/39	2,265,000		2,828,065
4.38%, 5/15/40	5,475,000	b	6,836,052
4.38%, 5/15/41	4,800,000	b	5,992,502
4.63%, 2/15/40	2,253,000	b	2,922,211
4.75%, 2/15/41	3,100,000	b	4,098,783
6.00%, 2/15/26	1,600,000	b	2,256,000
6.13%, 11/15/27	2,700,000		3,900,234
6.25%, 8/15/23	2,610,000	b	3,663,787
6.50%, 11/15/26	770,000	b	1,138,397
6.63%, 2/15/27	800,000		1,197,750
6.88%, 8/15/25	1,000,000		1,502,969
7.13%, 2/15/23	1,575,000		2,327,062
7.25%, 8/15/22	870,000	b	1,284,405
7.50%, 11/15/24	935,000	b	1,455,094
7.88%, 2/15/21	805,000		1,191,778
8.00%, 11/15/21	2,670,000	b	4,050,056
8.13%, 8/15/19	2,050,000		2,944,472
8.13%, 5/15/21	1,500,000		2,263,829
8.75%, 5/15/17	775,000		1,038,743
8.75%, 5/15/20	775,000	b	1,172,491
8.75%, 8/15/20	2,000,000	b	3,049,688
8.88%, 8/15/17	2,725,000	b	3,713,453
8.88%, 2/15/19	1,000,000		1,456,406
9.00%, 11/15/18	660,000		956,536
U.S. Treasury Notes:
0.25%, 4/30/14	24,500,000	b	24,519,134
0.25%, 6/30/14	6,100,000	b	6,103,812
0.25%, 8/31/14	10,000,000	b	10,004,690
0.25%, 9/30/14	12,800,000	b	12,804,506
0.25%, 12/15/14	16,800,000	b	16,800,000
0.25%, 5/15/15	16,700,000	b	16,679,125
0.25%, 7/15/15	30,000,000	b	29,943,750
0.25%, 8/15/15	1,917,000		1,912,507

0.25%, 12/15/15	12,500,000	b	12,451,175
0.50%, 7/31/17	5,000,000	b	4,941,800
0.63%, 7/15/14	15,300,000	b	15,392,641
0.63%, 8/31/17	9,800,000	b	9,732,625
0.63%, 9/30/17	7,800,000	b	7,736,017
0.63%, 11/30/17	8,840,000	b	8,750,910
0.75%, 6/15/14	9,000,000	b	9,067,149
0.75%, 6/30/17	9,800,000		9,804,596
0.75%, 10/31/17	7,600,000	b	7,575,064
1.00%, 8/31/16	3,600,000		3,658,500
1.00%, 9/30/16	9,000,000	b	9,142,740
1.00%, 10/31/16	3,700,000	b	3,757,235
1.00%, 3/31/17	9,000,000	b	9,116,721
1.00%, 6/30/19	3,200,000	b	3,154,499
1.00%, 8/31/19	6,300,000	b	6,189,259
1.00%, 11/30/19	7,300,000	b	7,139,174
1.25%, 3/15/14	257,000		260,072
1.25%, 8/31/15	10,000,000	b	10,230,470
1.25%, 9/30/15	17,000,000	b	17,401,098
1.25%, 10/31/15	11,600,000	b	11,877,310
1.38%, 11/30/15	4,100,000	b	4,213,390
1.38%, 2/28/19	5,300,000	b	5,372,462
1.63%, 11/15/22	30,300,000	b	29,338,914
1.75%, 1/31/14	4,900,000	b	4,977,523
1.75%, 3/31/14	3,200,000		3,258,125
1.75%, 5/31/16	3,500,000		3,646,835
1.88%, 2/28/14	2,900,000		2,953,015
1.88%, 4/30/14	8,915,000	b	9,101,662
1.88%, 8/31/17	3,800,000		3,987,921
1.88%, 9/30/17	5,570,000		5,844,584
2.00%, 1/31/16	12,000,000		12,565,320
2.00%, 4/30/16	9,100,000	b	9,550,732
2.00%, 11/15/21	7,400,000	b	7,534,702
2.00%, 2/15/22	8,000,000	b	8,114,376
2.13%, 11/30/14	2,650,000	b	2,740,474
2.13%, 5/31/15	8,700,000	b	9,065,670
2.13%, 8/15/21	10,605,000	b	10,944,689
2.25%, 5/31/14	3,500,000	b	3,595,021

2.25%, 1/31/15	22,500,000	b	23,387,692
2.25%, 3/31/16	1,890,000		1,997,346
2.38%, 8/31/14	5,500,000	b	5,685,625
2.38%, 10/31/14	13,000,000	b	13,482,430
2.38%, 2/28/15	8,300,000	b	8,659,232
2.38%, 3/31/16	2,713,000		2,877,052
2.50%, 3/31/15	6,500,000		6,810,784
2.50%, 4/30/15	8,650,000	b	9,075,744
2.50%, 6/30/17	7,300,000	b	7,860,618
2.63%, 6/30/14	9,000,000		9,306,216
2.63%, 7/31/14	5,000,000	b	5,179,885
2.63%, 12/31/14	19,400,000		20,278,316
2.63%, 8/15/20	9,800,000	b	10,593,192
2.63%, 11/15/20	7,900,000	b	8,525,214
2.75%, 5/31/17	6,400,000	b	6,955,501
2.75%, 2/28/18	3,000,000		3,277,734
3.00%, 8/31/16	5,700,000	b	6,196,077
3.00%, 9/30/16	5,500,000		5,985,545
3.00%, 2/28/17	9,500,000	b	10,392,107
3.13%, 10/31/16	5,000,000	b	5,470,705
3.13%, 1/31/17	1,800,000		1,976,344
3.13%, 4/30/17	4,310,000	b	4,747,060
3.13%, 5/15/19	5,700,000		6,378,214
3.13%, 5/15/21	8,500,000	b	9,474,185
3.25%, 5/31/16	2,500,000		2,728,712
3.25%, 6/30/16	4,600,000		5,028,375
3.25%, 7/31/16	2,500,000	b	2,736,915
3.25%, 12/31/16	4,700,000	b	5,178,079
3.25%, 3/31/17	3,000,000		3,317,343
3.38%, 11/15/19	11,000,000	b	12,483,284
3.50%, 2/15/18	3,800,000		4,291,329
3.50%, 5/15/20	9,100,000	b	10,413,103
3.63%, 8/15/19	9,400,000	b	10,815,142
3.63%, 2/15/20	7,700,000	b	8,871,247
3.63%, 2/15/21	8,700,000		10,041,705
3.75%, 11/15/18	5,000,000	b	5,760,550
4.00%, 2/15/14	2,700,000		2,807,052
4.00%, 2/15/15	3,600,000		3,871,688

4.00%, 8/15/18			1,015,000	b	1,180,730
4.13%, 5/15/15			2,000,000	b	2,173,438
4.25%, 8/15/14			2,700,000		2,866,957
4.25%, 11/15/14			7,400,000	b	7,926,673
4.25%, 8/15/15			1,305,000	b	1,433,360
4.50%, 11/15/15			3,800,000	b	4,232,843
4.50%, 2/15/16			425,000		477,162
4.50%, 5/15/17			1,800,000		2,088,423
4.63%, 11/15/16			2,000,000		2,300,938
4.63%, 2/15/17			2,252,000	b	2,608,273
4.75%, 5/15/14			2,400,000	b	2,540,064
4.75%, 8/15/17			2,300,000	b	2,709,508
4.88%, 8/15/16			2,530,000		2,915,233
5.13%, 5/15/16			1,350,000		1,554,293
					856,390,554
Utilities--1.7%
AEP Texas Central Transition
Funding, Sr. Scd. Bonds,
Ser. A-4	5.17	1/1/20	250,000		289,415
Cleveland Electric Illuminating,
Sr. Unscd. Notes	5.70	4/1/17	150,000		170,180
Commonwealth Edison,
First Mortgage Bonds	5.90	3/15/36	971,000		1,223,791
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 05-A	5.30	3/1/35	175,000		207,597
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 08-A	5.85	4/1/18	600,000		729,775
Consolidated Edison of New York,
Sr. Unscd. Debs., Ser. 06-B	6.20	6/15/36	200,000		259,548
Consumers Energy,
First Mortgage Bonds, Ser. P	5.50	8/15/16	200,000		230,000
Dominion Resources,
Sr. Unscd. Notes, Ser. C	5.15	7/15/15	2,075,000		2,287,465
Dominion Resources,
Sr. Unscd. Notes, Ser. E	6.30	3/15/33	100,000		125,350
Duke Energy Carolinas,
First Mortgage Bonds	5.30	2/15/40	1,700,000		2,019,248
Exelon,

Sr. Unscd. Notes	4.90	6/15/15	2,500,000	2,719,255
FirstEnergy,
Sr. Unscd. Notes, Ser. C	7.38	11/15/31	555,000	695,530
Florida Power & Light,
First Mortgage Bonds	5.63	4/1/34	1,100,000	1,346,508
Florida Power & Light,
First Mortgage Bonds	5.65	2/1/35	25,000	30,625
Florida Power,
First Mortgage Bonds	6.40	6/15/38	1,000,000	1,315,009
Georgia Power,
Sr. Unscd. Note	4.30	3/15/42	1,300,000	1,341,886
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HH	8.50	12/1/29	1,200,000	1,894,174
Hydro-Quebec,
Gov't Gtd. Debs., Ser. HK	9.38	4/15/30	20,000	33,309
Indiana Michigan Power,
Sr. Unscd. Notes	6.05	3/15/37	800,000	956,203
MidAmerican Energy Holdings,
Sr. Unscd. Bonds	6.13	4/1/36	1,250,000	1,559,192
Nevada Power,
Mortgage Notes	7.13	3/15/19	2,300,000	2,920,662
NiSource Finance,
Gtd. Notes	5.40	7/15/14	150,000	159,653
NiSource Finance,
Gtd. Notes	6.40	3/15/18	1,700,000	2,035,420
Oncor Electric Delivery,
Sr. Scd. Debs.	7.00	9/1/22	170,000	216,287
Oncor Electric Delivery,
Sr. Scd. Notes	7.00	5/1/32	250,000	322,676
Pacific Gas & Electric,
Sr. Unscd. Bonds	4.80	3/1/14	100,000	104,410
Pacific Gas & Electric,
Sr. Unscd. Bonds	6.05	3/1/34	465,000	591,416
Pacific Gas & Electric,
Sr. Unscd. Notes	6.25	3/1/39	750,000	972,422
Pacificorp,
First Mortgage Bonds	5.75	4/1/37	1,035,000	1,288,033
Progress Energy,

Sr. Unscd. Notes	7.75	3/1/31	480,000		650,572
Public Service Colorado,
First Mortgage Bonds	3.20	11/15/20	1,500,000		1,611,107
Public Service Electric & Gas,
Scd. Notes, Ser. D	5.25	7/1/35	230,000		270,800
South Carolina Electric & Gas,
First Mortgage Bonds	6.63	2/1/32	200,000		258,733
Southern California Edison,
First Mortgage Bonds	3.88	6/1/21	1,400,000	b	1,564,986
Southern California Edison,
First Mortgage Notes, Ser. 08-A	5.95	2/1/38	70,000		90,533
Southern California Edison,
Sr. Unscd. Notes	6.65	4/1/29	450,000		591,569
Southern California Gas,
First Mortgage Bonds, Ser. HH	5.45	4/15/18	100,000		118,637
Southern Power,
Sr. Unscd. Notes, Ser. D	4.88	7/15/15	2,000,000		2,195,096
SouthWestern Electric Power,
Sr. Unscd. Notes, Ser. F	5.88	3/1/18	150,000		174,462
Union Electric,
Sr. Scd. Notes	6.40	6/15/17	1,500,000		1,817,114
Virginia Electric & Power,
Sr. Unscd. Notes	1.20	1/15/18	1,000,000		997,750
Virginia Electric & Power,
Sr. Unscd. Notes	4.00	1/15/43	500,000		502,685
Virginia Electric & Power,
Sr. Unscd. Notes, Ser. A	5.40	1/15/16	500,000		568,224
Virginia Electric & Power,
Sr. Unscd. Notes	8.88	11/15/38	850,000		1,436,900
					40,894,207
Total Bonds and Notes
(cost $2,222,088,714)					2,354,491,642

Other Investment--1.4%			Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $33,380,147)			33,380,147	[g]	33,380,147

Investment of Cash Collateral for
Securities Loaned--.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $4,278,161)	4,278,161 [g]	4,278,161
Total Investments (cost $2,259,747,022)	97.9%	2,392,149,950
Cash and Receivables (Net)	2.1%	51,781,057
Net Assets	100.0%	2,443,931,007

a	Variable rate security--interest rate subject to periodic change.
b	Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was
$578,945,076 and the value of the collateral held by the fund was $598,123,819, consisting of cash collateral of
$4,278,161 and U.S. Government Agency securities valued at $593,845,658.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $6,762,722 or 0.3% of net assets.
d	The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National
Mortgage Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Purchased on a forward commitment basis.
g	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $132,402,929 of which $138,347,678 related to appreciated investment securities and $5,944,750 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
U.S. Government & Agencies	67.2
Corporate Bonds	21.9
Foreign/Governmental	4.2
Asset/Mortgage-Backed	2.3
Money Market Investments	1.6
Municipal Bonds	.7
97.9

† Based on net assets.

STATEMENT OF SECURITIES SOLD SHORT
January 31, 2013 (Unaudited)

	Principal
Bonds and Notes	Amount ($)	Value ($)
Federal National Mortgage Association;
4.00%	2,900,000a,b	3,083,063
Total Securities Sold Short		3,083,063
(proceeds $3,094,164)

a	The Federal Housing Finance Agency ("FHFA") placed Federal National Mortgage Association and
Federal Home Loan Mortgage Corporation into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.
[b]	Sold on a delayed delivery basis.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	7,732,151	-	7,732,151
Commercial Mortgage-Backed	-	47,943,033	-	47,943,033
Corporate Bonds+	-	535,850,921	-	535,850,921
Foreign Government	-	102,844,603	-	102,844,603
Municipal Bonds	-	17,726,118	-	17,726,118
Mutual Funds	37,658,308	-	-	37,658,308
U.S. Government Agencies/Mortgage-Backed	-	786,004,262	-	786,004,262
U.S. Treasury	-	856,390,554	-	856,390,554
Liabilities ($)
Other Financial Instruments:
Securities Sold Short:
U.S. Government Agencies/Mortgage-Backed++	-	(3,083,063)	-	(3,083,063)

+ See Statement of Investments for additional detailed categorizations.
++ See Statement of Securities Sold Short for additional detailed classifications.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Short Sales: The fund is engaged in short-selling which obligates the fund to replace the security borrowed by purchasing the security at current market value. The fund incurs a loss if the price of the security increases between the date of the short sale and the date on which the fund replaces the borrowed security. The fund realizes a gain if the price of the security declines between those dates. Until the fund replaces the borrowed security, the fund will maintain daily a segregated account with a broker or custodian of permissible liquid assets sufficient to cover its short positions.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Disciplined Stock Fund
January 31, 2013 (Unaudited)

Common Stocks--99.7%	Shares		Value ($)
Automobiles & Components--.7%
Delphi Automotive	99,630	a	3,851,696
Banks--2.7%
Wells Fargo & Co.	416,450		14,504,954
Capital Goods--4.9%
Eaton	128,250		7,303,837
Fluor	121,350		7,867,121
General Electric	506,960		11,295,069
			26,466,027
Commercial & Professional Services--3.3%
ADT	96,195		4,569,263
Robert Half International	245,460		8,650,010
Tyco International	152,800		4,619,144
			17,838,417
Consumer Durables & Apparel--2.1%
Coach	57,070		2,910,570
PVH	71,000		8,439,770
			11,350,340
Diversified Financials--10.4%
Affiliated Managers Group	57,992	a	8,346,789
American Express	140,890		8,285,741
Ameriprise Financial	121,420		8,052,574
Bank of America	778,220		8,809,450
Capital One Financial	94,850		5,341,952
JPMorgan Chase & Co.	195,180		9,183,219
Moody's	96,050		5,265,461
T. Rowe Price Group	47,270		3,377,442
			56,662,628
Energy--14.1%
Anadarko Petroleum	94,300		7,545,886
Apache	50,930		4,265,897
Chevron	164,010		18,885,751
Ensco, Cl. A	115,990		7,373,484
EOG Resources	62,980		7,871,240
National Oilwell Varco	183,710		13,620,259

Occidental Petroleum	58,940		5,202,634
Schlumberger	73,430		5,731,212
TransCanada	124,820		5,912,723
			76,409,086
Exchange-Traded Funds--.1%
Standard & Poor's Depository
Receipts S&P 500 ETF Trust	4,750		711,075
Food & Staples Retailing--1.0%
CVS Caremark	107,070		5,481,984
Food, Beverage & Tobacco--8.5%
Beam	90,160		5,530,414
ConAgra Foods	129,190		4,223,221
Dean Foods	239,630	a	4,387,625
Philip Morris International	186,780		16,466,525
Unilever, ADR	389,850		15,862,997
			46,470,782
Health Care Equipment & Services--3.8%
Cigna	75,750		4,419,255
Covidien	179,810		11,209,355
McKesson	47,410		4,988,954
			20,617,564
Insurance--2.7%
American International Group	162,990	a	6,165,912
Chubb	105,250		8,452,628
			14,618,540
Materials--3.1%
LyondellBasell Industries, Cl. A	126,780		8,040,387
Monsanto	89,240		9,044,474
			17,084,861
Media--3.1%
CBS, Cl. B	110,700		4,618,404
Walt Disney	224,560		12,099,293
			16,717,697
Pharmaceuticals, Biotech & Life Sciences--12.5%
Eli Lilly & Co.	160,160		8,598,990
Johnson & Johnson	209,530		15,488,458
Merck & Co.	149,150		6,450,738
Pfizer	788,564		21,512,026
Sanofi, ADR	323,140		15,730,455
			67,780,667
Real Estate--2.0%

American Tower	54,360		4,139,514
CBRE Group, Cl. A	318,900	a	6,881,862
			11,021,376
Retailing--1.6%
Cabela's	113,490	a	5,858,354
Foot Locker	79,730		2,738,725
			8,597,079
Semiconductors & Semiconductor Equipment--1.5%
Skyworks Solutions	352,450	a	8,437,653
Software & Services--7.0%
Alliance Data Systems	46,480	a,b	7,325,248
Cognizant Technology Solutions,
Cl. A	98,090	a	7,668,676
Facebook, Cl. A	122,480		3,793,206
International Business Machines	31,340		6,364,214
Oracle	361,850		12,849,294
			38,000,638
Technology Hardware & Equipment--10.3%
Apple	37,890		17,251,696
Ciena	394,420	a	6,176,617
EMC	517,910	a	12,745,765
Juniper Networks	195,760	a	4,381,109
QUALCOMM	199,830		13,194,775
Vishay Intertechnology	202,970	a	2,230,640
			55,980,602
Transportation--4.3%
FedEx	93,650		9,500,792
JB Hunt Transport Services	85,340		5,740,822
Union Pacific	61,980		8,147,891
			23,389,505
Total Common Stocks
(cost $429,175,109)			541,993,171

Investment of Cash Collateral for
Securities Loaned--1.2%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $6,557,594)	6,557,594	[c]	6,557,594

Total Investments (cost $435,732,703)	100.9%		548,550,765

Liabilities, Less Cash and Receivables	(.9%)	(5,161,395)
Net Assets	100.0%	543,389,370

ADR - American Depository Receipts

a Non-income producing security.
b Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's security on loan was $6,592,723 and the value of the collateral held by the fund was $6,557,594.
c Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $112,818,062 of which $116,223,999 related to appreciated investment securities and $3,405,937 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Energy	14.1
Pharmaceuticals, Biotech & Life Sciences	12.5
Diversified Financials	10.4
Technology Hardware & Equipment	10.3
Food, Beverage & Tobacco	8.5
Software & Services	7.0
Capital Goods	4.9
Transportation	4.3
Health Care Equipment & Services	3.8
Commercial & Professional Services	3.3
Materials	3.1
Media	3.1
Banks	2.7
Insurance	2.7
Consumer Durables & Apparel	2.1
Real Estate	2.0
Retailing	1.6
Semiconductors & Semiconductor Equipment	1.5
Money Market Investment	1.2
Food & Staples Retailing	1.0
Automobiles & Components	.7
Exchange-Traded Funds	.1
100.9

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	496,402,437	-	-	496,402,437
Equity Securities - Foreign Common Stocks+	44,879,659	-	-	44,879,659
Exchange-Traded Funds	711,075	-	-	711,075
Mutual Funds	6,557,594	-	-	6,557,594

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, a subsidiary of BNY Mellon and an affiliate of Dreyfus, the fund may lend securities to qualified institutions. It is the fund’s policy, that at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. At January 31, 2013, the value of the collateral was 99.5% of the market value of the securities on loan. The fund received additional collateral subsequent to year end which resulted in the market value of the collateral to be at least 100% of the market value of the securities. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Money Market Reserves

January 31, 2013 (Unaudited)

Negotiable Bank Certificates of Deposit--19.3%	Principal Amount ($)		Value ($)
Bank of Montreal (Yankee)
0.21%, 3/21/13	10,000,000		10,000,000
Bank of Tokyo-Mitsubishi Ltd. (Yankee)
0.24%, 4/8/13	10,000,000		10,000,000
Mizuho Corporate Bank (Yankee)
0.25%, 4/16/13	8,000,000		8,000,000
State Street Bank and Trust Co. (Yankee)
0.18%, 4/9/13	8,000,000		8,000,000
Sumitomo Mitsui Banking Corporation (Yankee)
0.23%, 2/11/13	8,850,000	a	8,850,060
Total Negotiable Bank Certificates of Deposit
(cost $44,850,060)			44,850,060
Commercial Paper--15.5%
ANZ International Ltd.
0.27%, 6/3/13	10,000,000	a	9,990,850
General Electric Capital Corp.
0.25%, 6/11/13	10,000,000		9,990,972
Swedbank
0.30%, 2/7/13	10,000,000		9,999,500
Westpac Banking Corp.
0.35%, 4/30/13	6,000,000	a,b	6,000,221
Total Commercial Paper
(cost $35,981,543)			35,981,543
Asset-Backed Commercial Paper--17.2%
Collateralized Commercial Paper Program Co., LLC
0.30%, 2/1/13	10,000,000		10,000,000
FCAR Owner Trust, Ser. II
0.25%, 3/4/13	10,000,000		9,997,847
Metlife Short Term Funding LLC
0.19%, 4/1/13	10,000,000	a	9,996,886
Northern Pines Funding LLC

0.20%, 2/4/13	10,000,000	9,999,833
Total Asset-Backed Commercial Paper
(cost $39,994,566)		39,994,566
Time Deposits--13.4%
DnB Bank (Grand Cayman)
0.15%, 2/1/13	6,000,000	6,000,000
Lloyds TSB Bank (London)
0.12%, 2/1/13	10,000,000	10,000,000
Northern Trust Co. (Grand Cayman)
0.05%, 2/1/13	5,000,000	5,000,000
Skandinaviska Enskilda Banken (Grand Cayman)
0.16%, 2/1/13	10,000,000	10,000,000
Total Time Deposits
(cost $31,000,000)		31,000,000
U.S. Government Agency--4.3%
Federal National Mortgage Association
0.40%, 2/1/13
(cost $10,000,000)	10,000,000 [b,c]	10,000,000
U.S. Treasury Bills--21.5%
0.01%, 3/14/13
(cost $49,999,431)	50,000,000	49,999,431
Repurchase Agreement--8.6%
TD Securities (USA) LLC
0.11%, dated 1/31/13, due 2/1/13 in the amount of
$20,000,061 (fully collateralized by $19,944,600 U.S.
Treasury Notes, 1%-2.25%, due 5/31/14-10/31/16, value
$20,400,090)
(cost $20,000,000)	20,000,000	20,000,000
Total Investments (cost $231,825,600)	99.8%	231,825,600
Cash and Receivables (Net)	.2%	375,450
Net Assets	100.0%	232,201,050

a Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities amounted to $34,838,017 or 15.0% of net assets.
b Variable rate security--interest rate subject to periodic change.
c The Federal Housing Finance Agency ("FHFA") placed Federal Home Loan Mortgage Corporation and Federal National Mortgage
Association into conservatorship with FHFA as the conservator. As such, the FHFA oversees the continuing affairs of these companies.

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	231,825,600
Level 3 - Significant Unobservable Inputs	-
Total	231,825,600

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS

Dreyfus AMT-Free Municipal Reserves

January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Short-Term Investments--99.0%	Rate (%)	Date	Amount ($)		Value ($
Alabama--1.4%
Chatom Industrial Development
Board, Gulf Opportunity Zone
Revenue (PowerSouth Energy
Cooperative Projects)	0.25	2/7/13	5,000,000	a	5,000,000

Alaska--1.1%
Valdez,
Marine Terminal Revenue,
Refunding (ExxonMobil Project)	0.11	2/1/13	4,100,000	a	4,100,000

Arizona--3.4%
Phoenix Industrial Development
Authority, MFHR, Refunding
(Copper Palms Apartments
Project) (Liquidity Facility;
FHLMC and LOC; FHLMC)	0.11	2/7/13	2,300,000	a	2,300,000
Yavapai County Industrial
Development Authority, Revenue
(Skanon Investments, Inc. -
Drake Cement Project) (LOC;
Citibank NA)	0.16	2/7/13	10,050,000	a	10,050,000

Colorado--1.9%
Colorado Educational and Cultural
Facilities Authority, Revenue
(National Jewish Federation
Bond Program) (LOC; TD Bank)	0.12	2/1/13	1,000,000	a	1,000,000
Colorado Educational and Cultural
Facilities Authority, Revenue,
Refunding (Boulder Country Day
School Project) (LOC; Wells
Fargo Bank)	0.20	2/7/13	1,070,000	a	1,070,000
Colorado Postsecondary Educational
Facilities Authority, Revenue
(Mullen High School Project)
(LOC; Wells Fargo Bank)	0.25	2/7/13	1,155,000	a	1,155,000
Holland Creek Metropolitan
District, Revenue (LOC; Bank
of America)	0.15	2/7/13	3,600,000	a	3,600,000

Connecticut--5.0%
Connecticut Health and Educational
Facilities Authority, Revenue
(Eagle Hill School Issue)
(LOC; JPMorgan Chase Bank)	0.18	2/7/13	5,140,000	a	5,140,000
Connecticut Health and Educational

Facilities Authority, Revenue
(Taft School Issue) (LOC;
Wells Fargo Bank)	0.14	2/7/13	1,000,000	a	1,000,000
Connecticut Health and Educational
Facilities Authority, Revenue
(The Children's School Issue)
(LOC; JPMorgan Chase Bank)	0.18	2/7/13	6,175,000	a	6,175,000
Shelton Housing Authority,
Revenue (Crosby Commons
Project) (LOC; M&T Bank)	0.15	2/7/13	5,685,000	a	5,685,000

District of Columbia--.8%
District of Columbia,
Revenue (American Public
Health Association Issue)
(LOC; Bank of America)	0.14	2/7/13	1,465,000	a	1,465,000
District of Columbia,
Revenue (Hogar Hispano, Inc.
Issue) (LOC; Bank of America)	0.14	2/7/13	1,300,000	a	1,300,000

Florida--4.8%
Brevard County,
Revenue (Holy Trinity
Episcopal Academy Project)
(LOC; Wells Fargo Bank)	0.25	2/7/13	700,000	a	700,000
Citizens Property Insurance
Corporation, Personal Lines
Account/Commercial Lines
Account Senior Secured Revenue	2.50	6/1/13	1,450,000		1,459,907
Gainesville,
Utilities System Revenue
(Liquidity Facility; Union
Bank NA)	0.13	2/1/13	7,300,000	a	7,300,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	2/7/13	720,000	a	720,000
Orange County Industrial
Development Authority, Revenue
(Trinity Preparatory School of
Florida, Inc. Project) (LOC;
Wells Fargo Bank)	0.25	2/7/13	410,000	a	410,000
Palm Beach County,
IDR (Boca Raton Jewish
Community Day School, Inc.
Project) (LOC; Wells Fargo
Bank)	0.20	2/7/13	1,215,000	a	1,215,000
Palm Beach County,
IDR (Gulfstream Goodwill
Industies, Inc. Project) (LOC;
Wells Fargo Bank)	0.20	2/7/13	440,000	a	440,000
Palm Beach County,
Public Improvement Revenue

(Biomedical Research Park
Project) (Deutsche Bank
Spears/Lifers Trust Series
DB-184) (Liquidity Facility;
Deutsche Bank AG and LOC;
Deutsche Bank AG)	0.20	2/7/13	3,945,000 a,b,c		3,945,000
Pinellas County Industry Council,
Revenue (Lutheran Church of
the Cross Day School Project)
(LOC; Wells Fargo Bank)	0.25	2/7/13	970,000	a	970,000

Georgia--1.0%
Fulton County Development
Authority, Revenue (Children's
Healthcare of Atlanta, Inc.
Project) (Liquidity Facility;
Landesbank Hessen-Thuringen
Girozentrale)	0.13	2/7/13	3,725,000	a	3,725,000

Illinois--5.9%
Chicago,
GO Notes (Project and
Refunding Series) (Liquidity
Facility; JPMorgan Chase Bank)	0.12	2/1/13	5,900,000	a	5,900,000
Illinois Educational Facilities
Authority, Revenue (The
Lincoln Park Society) (LOC;
Citibank NA)	0.20	2/7/13	2,900,000	a	2,900,000
Illinois Finance Authority,
Revenue (Northwestern Memorial
Hospital) (Liquidity Facility;
JPMorgan Chase Bank)	0.10	2/7/13	9,300,000	a	9,300,000
Lake Villa,
Revenue (The Allendale
Association Project) (LOC;
Wells Fargo Bank)	0.13	2/7/13	3,030,000	a	3,030,000

Indiana--5.0%
East Porter County School
Building, First Mortgage
Bonds, Refunding (Deutsche
Bank Spears/Lifers Trust
Series DB-144) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.20	2/7/13	5,080,000 a,b,c		5,080,000
Indiana Finance Authority,
Lease Appropriation Revenue
(Stadium Project) (Liquidity
Facility; JPMorgan Chase Bank)	0.13	2/1/13	13,000,000	a	13,000,000

Iowa--3.2%
Iowa Finance Authority,
Educational Facilities Revenue

(Holy Family Catholic Schools
Project) (LOC; Wells Fargo
Bank)	0.12	2/1/13	5,300,000	a	5,300,000
Iowa Higher Education Loan
Authority, Private College
Facility Revenue (Des Moines
University Project) (LOC; U.S.
Bank NA)	0.13	2/1/13	6,200,000	a	6,200,000

Kansas--1.9%
Kansas Development Finance
Authority, Health Facilities
Revenue (Kansas University
Health System) (LOC; U.S. Bank
NA)	0.13	2/1/13	7,000,000	a	7,000,000

Kentucky--1.5%
Kentucky Rural Water Finance
Corporation, Public Projects
Construction Notes	1.00	10/1/13	4,500,000		4,520,245
Mason County,
PCR (East Kentucky Power
Cooperative, Inc. Project)
(Liquidity Facility; National
Rural Utilities Cooperative
Finance Corporation)	0.31	2/7/13	900,000	a	900,000

Louisiana--3.0%
Eaton Baton Rouge Parish
Industrial Development Board,
Gulf Opportunity Zone Revenue
(ExxonMobil Project)	0.10	2/1/13	7,168,000	a	7,168,000
Louisiana Local Government
Environmental Facilities and
Community Development
Authority, Revenue (Kenner
Theatres, L.L.C. Project)
(LOC; FHLB)	0.17	2/7/13	3,650,000	a	3,650,000

Maryland--3.9%
Baltimore County,
Revenue, Refunding (Shade Tree
Trace Apartments Facility)
(LOC; M&T Trust)	0.15	2/7/13	3,255,000	a	3,255,000
Baltimore Mayor and City Council
Industrial Development
Authority, Revenue (City of
Baltimore Capital Acquisition
Program) (LOC; Bayerische
Landesbank)	0.17	2/7/13	6,000,000	a	6,000,000
Maryland Economic Development
Corporation, EDR (Blind
Industries and Services of

Maryland Project) (LOC; Bank
of America)	0.24	2/7/13	4,695,000	a	4,695,000

Massachusetts--6.5%
Massachusetts,
GO Notes (Consolidated Loan)
(LOC; JPMorgan Chase Bank)	0.12	2/1/13	14,000,000	a	14,000,000
Massachusetts Department of
Transportation, Metropolitan
Highway System Senior Revenue
(LOC; Citibank NA)	0.15	2/7/13	1,700,000	a	1,700,000
Massachusetts Development Finance
Agency, Revenue (Eaglebrook
School Issue) (LOC; Bank of
America)	0.12	2/7/13	1,000,000	a	1,000,000
Massachusetts Development Finance
Agency, Revenue (New Bedford
Whaling Museum Issue) (LOC;
Bank of America)	0.21	2/7/13	300,000	a	300,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Community
Health Center Capital Fund
Issue) (LOC; Bank of America)	0.16	2/7/13	840,000	a	840,000
Massachusetts Health and
Educational Facilities
Authority, Revenue (Hillcrest
Extended Care Services Issue)
(LOC; Bank of America)	0.12	2/7/13	1,900,000	a	1,900,000
Taunton,
GO Notes, BAN	1.25	5/22/13	3,875,000		3,881,370

Minnesota--.5%
Saint Paul Housing and
Redevelopment Authority,
Revenue (Goodwill/Easter Seals
Project) (LOC; U.S. Bank NA)	0.24	2/7/13	1,800,000	a	1,800,000

Missouri--2.9%
Missouri Development Finance
Board, Cultural Facilities
Revenue (Kauffman Center for
the Preforming Arts Project)
(Liquidity Facility; Northern
Trust Company)	0.13	2/1/13	4,500,000	a	4,500,000
Saint Louis Industrial Development
Authority, MFHR (Hamilton
Place Apartments) (LOC; FHLMC)	0.10	2/7/13	5,850,000	a	5,850,000

Nebraska--3.8%
Lancaster County Hospital
Authority Number 1, HR,
Refunding (BryanLGH Medical
Center) (LOC; U.S. Bank NA)	0.13	2/1/13	13,575,000	a	13,575,000

Nevada--.9%
Deutsche Bank Spears/Lifers Trust
(Series DBE-668) (Clark County
School District, Limited Tax
Building Bonds GO) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.25	2/7/13	3,400,000 a,b,c		3,400,000

New Jersey--7.0%
East Brunswick Township,
GO Notes, BAN	1.25	8/6/13	2,659,000		2,667,753
Kearny Board of Education,
GO Notes, GAN	1.25	10/11/13	1,500,000		1,503,583
Little Ferry Borough,
Special Emergency Note	1.00	11/15/13	3,000,000		3,005,844
New Jersey Economic Development
Authority, Natural Gas
Revenue, Refunding (New Jersey
Natural Gas Company Project)	0.12	2/1/13	3,100,000	a	3,100,000
Paterson,
GO Notes, BAN (General
Improvement and Tax Appeal)	1.50	6/6/13	2,000,000		2,001,685
Rahway,
GO Notes, BAN	1.25	8/9/13	2,268,000		2,275,584
Rahway,
GO Notes, BAN	1.25	10/2/13	2,355,000		2,363,867
Ridgefield Park Village,
GO Notes, BAN	1.50	4/19/13	2,000,000		2,002,885
West Milford Township,
GO Notes, BAN and Special
Emergency Notes	1.00	10/4/13	3,862,000		3,872,292
Woodbridge Township Board of
Education, Temporary Notes	1.00	2/6/13	2,400,000		2,400,163

New Mexico--.7%
Santa Fe County,
Education Facility Revenue
(Archdiocese of Santa Fe
School Project) (LOC; U.S.
Bank NA)	0.25	2/7/13	2,400,000	a	2,400,000

New York--7.9%
Amsterdam Enlarged City School
District, GO Notes, BAN	1.25	6/28/13	3,500,000		3,508,401
Deposit Central School District,
GO Notes, BAN	1.25	6/28/13	1,572,000		1,575,457
Hendrick Hudson Central School
District, GO Notes, BAN	1.00	6/21/13	1,800,000		1,802,750
Hudson Falls Central School
District, GO Notes, BAN	0.75	6/28/13	5,880,000		5,880,000
Monroe County Industrial
Development Agency, Civic
Facility Revenue (Margaret

Woodbury Strong Museum
Project) (LOC; M&T Trust)	0.13	2/7/13	6,950,000	a	6,950,000
New York City Industrial
Development Agency, Civic
Facility Revenue (Jewish
Community Center on the Upper
West Side, Inc. Project) (LOC;
M&T Trust)	0.15	2/7/13	4,300,000	a	4,300,000
New York City Municipal Water
Finance Authority, Water and
Sewer System Second General
Resolution Revenue (Liquidity
Facility; Bank of Nova Scotia)	0.12	2/1/13	2,280,000	a	2,280,000
Valhalla Union Free School
District, GO Notes, TAN	1.00	2/15/13	2,500,000		2,500,473

Ohio--1.1%
Union Township,
GO Notes, Refunding, BAN
(Various Purpose)	1.00	9/11/13	3,850,000		3,862,821

Pennsylvania--4.4%
Allegheny County Industrial
Development Authority,
Commercial Development
Revenue, Refunding (Two
Marquis Plaza Project) (LOC;
PNC Bank NA)	0.13	2/7/13	810,000	a	810,000
Allegheny County Industrial
Development Authority, Revenue
(Sewickley Academy) (LOC; PNC
Bank NA)	0.13	2/7/13	1,025,000	a	1,025,000
Allegheny County Industrial
Development Authority, Revenue
(The Bradley Center) (LOC; PNC
Bank NA)	0.18	2/7/13	665,000	a	665,000
Butler County Industrial
Development Authority, IDR,
Refunding (Wetterau Finance
Company Project) (LOC; U.S.
Bank NA)	0.13	2/7/13	1,940,000	a	1,940,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.19	2/7/13	4,165,000	a	4,165,000
Erie County Hospital Authority,
Health Facilities Revenue
(Saint Mary's Home of Erie
Project) (LOC; Bank of America)	0.19	2/7/13	400,000	a	400,000
Erie County Hospital Authority,
Revenue (Mercy Terrace
Apartments Project) (LOC; PNC
Bank NA)	0.18	2/7/13	345,000	a	345,000
Lancaster Industrial Development

Authority, Revenue (Ensco
Limited Project) (LOC; M&T
Trust)	0.13	2/7/13	200,000	a	200,000
Montgomery County Industrial
Development Authority, Revenue
(Big Little Associates
Project) (LOC; Wells Fargo
Bank)	0.30	2/7/13	510,000	a	510,000
Northampton County Industrial
Development Authority, Revenue
(Moravian Academy) (LOC; Wells
Fargo Bank)	0.18	2/7/13	575,000	a	575,000
Pennsylvania Economic Development
Financing Authority, Recovery
Zone Facility Revenue (Hawley
Silk Mill, LLC Project) (LOC;
PNC Bank NA)	0.18	2/7/13	1,000,000	a	1,000,000
Philadelphia Authority for
Industrial Development,
Educational Facilities Revenue
(Chestnut Hill College
Project) (LOC; Wells Fargo
Bank)	0.20	2/7/13	500,000	a	500,000
Philadelphia Hospitals and Higher
Education Facilities
Authority, HR (Thomas
Jefferson University Hospital
Project) (LOC; TD Bank)	0.20	2/7/13	785,000	a	785,000
York Redevelopment Authority,
Revenue (LOC; M&T Trust)	0.20	2/7/13	2,845,000	a	2,845,000

Tennessee--4.7%
Blount County Public Building
Authority, Local Government
Public Improvement Revenue
(Liquidity Facility; Branch
Banking and Trust Co.)	0.10	2/7/13	12,150,000	a	12,150,000
Clarksville Public Building
Authority, Pooled Financing
Revenue (Tennessee Municipal
Bond Fund) (LOC; Bank of
America)	0.13	2/7/13	1,555,000	a	1,555,000
Sevier County Public Building
Authority, Local Government
Improvement Revenue (Revenue
Program V) (LOC; Bank of
America)	0.13	2/7/13	3,420,000	a	3,420,000

Texas--6.4%
Atascosa County Industrial
Development Corporation, PCR,
Refunding (San Miguel Electric
Cooperative, Inc. Project)

(LOC; National Rural Utilities
Cooperative Finance
Corporation)	0.22	2/7/13	10,000,000	a	10,000,000
Deutsche Bank Spears/Lifers Trust
(Series DBE-548) (Austin,
Revenue, Refunding (Town Lake
Park Community Events Center
Venue Project)) (Liquidity
Facility; Deutsche Bank AG and
LOC; Deutsche Bank AG)	0.20	2/7/13	5,095,000 a,b,c		5,095,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	3/15/13	6,900,000		6,900,000
Jefferson County Industrial
Development Corporation,
Hurricane Ike Disaster Area
Revenue (Jefferson Refinery,
L.L.C. Project) (LOC; Branch
Banking and Trust Co.)	0.45	3/15/13	1,000,000		1,000,000

Virginia--.3%
Suffolk Redevelopment and Housing
Authority, MFHR, Refunding
(Pembroke Crossing Apartments,
L.L.C. Project) (LOC; Wells
Fargo Bank)	0.25	2/7/13	560,000	a	560,000
Suffolk Redevelopment and Housing
Authority, MFHR, Refunding
(Summer Station Apartments,
L.L.C. Project) (LOC; Wells
Fargo Bank)	0.25	2/7/13	500,000	a	500,000

Wisconsin--8.1%
Oneida Tribe of Indians of
Wisconsin, Health Facilities
Revenue (LOC; Bank of America)	0.13	2/7/13	11,090,000	a	11,090,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Bay Area Medical Center,
Inc.) (LOC; BMO Harris Bank NA)	0.12	2/1/13	7,745,000	a	7,745,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Edgewood College) (LOC; U.S.
Bank NA)	0.13	2/1/13	4,530,000	a	4,530,000
Wisconsin Health and Educational
Facilities Authority, Revenue
(Fort Healthcare, Inc.) (LOC;
JPMorgan Chase Bank)	0.13	2/1/13	3,000,000	a	3,000,000
Wisconsin Health and Educational
Facilities Authority, Revenue

(Madison Family Medicine
Residency Corporation, Inc.
Project) (LOC; JPMorgan Chase
Bank)	0.20	2/7/13	3,305,000	a	3,305,000

Total Investments (cost $357,438,080)			99.0%		357,438,080
Cash and Receivables (Net)			1.0%		3,488,927
Net Assets			100.0%		360,927,007

a	Variable rate demand note - rate shown is the interest rate in effect at January 31, 2013. Maturity date represents the next demand date, or the ultimate maturity date if earlier.
b	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities amounted to $17,520,000 or 4.9% of net assets.
c	The fund does not directly own the municipal security indicated; the fund owns an interest in a special purpose entity that, in turn, owns the underlying municipal security. The special purpose entity permits the fund to own interests in underlying assets, but in a manner structured to provide certain advantages not inherent in the underlying bonds (e.g., enhanced liquidity, yields linked to short-term rates).

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Summary of Abbreviations
ABAG	Association of Bay Area Governments	ACA	American Capital Access
AGC	ACE Guaranty Corporation	AGIC	Asset Guaranty Insurance Company
AMBAC	American Municipal Bond Assurance Corporation	ARRN	Adjustable Rate Receipt Notes
BAN	Bond Anticipation Notes	BPA	Bond Purchase Agreement
CIFG	CDC Ixis Financial Guaranty	COP	Certificate of Participation
CP	Commercial Paper	DRIVERS	Derivative Inverse Tax-Exempt Receipts
EDR	Economic Development Revenue	EIR	Environmental Improvement Revenue
FGIC	Financial Guaranty Insurance Company	FHA	Federal Housing Administration
FHLB	Federal Home Loan Bank	FHLMC	Federal Home Loan Mortgage Corporation
FNMA	Federal National Mortgage Association	GAN	Grant Anticipation Notes
GIC	Guaranteed Investment Contract	GNMA	Government National Mortgage Association
GO	General Obligation	HR	Hospital Revenue
IDB	Industrial Development Board	IDC	Industrial Development Corporation
IDR	Industrial Development Revenue	LIFERS	Long Inverse Floating Exempt Receipts
LOC	Letter of Credit	LOR	Limited Obligation Revenue
LR	Lease Revenue	MERLOTS	Municipal Exempt Receipt Liquidity Option Tender
MFHR	Multi-Family Housing Revenue	MFMR	Multi-Family Mortgage Revenue
PCR	Pollution Control Revenue	P-FLOATS	Puttable Floating Option Tax-Exempts Receipts
PILOT	Payment in Lieu of Taxes	PUTTERS	Puttable Tax-Exempt Receipts
RAC	Revenue Anticipation Certificates	RAN	Revenue Anticipation Notes
RAW	Revenue Anticipation Warrants	ROCS	Reset Option Certificates
RRR	Resources Recovery Revenue	SAAN	State Aid Anticipation Notes
SBPA	Standby Bond Purchase Agreement	SFHR	Single Family Housing Revenue
SFMR	Single Family Mortgage Revenue	SONYMA	State of New York Mortgage Agency
SPEARS	Short Puttable Exempt Adjustable Receipts	SWDR	Solid Waste Disposal Revenue
TAN	Tax Anticipation Notes	TAW	Tax Anticipation Warrants
TRAN	Tax and Revenue Anticipation Notes	XLCA	XL Capital Assurance

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	357,438,080
Level 3 - Significant Unobservable Inputs	-
Total	357,438,080

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus U.S. Treasury Reserves

January 31, 2013 (Unaudited)

	Annualized
	Yield on Date	Principal
U.S. Treasury Bills--34.5%	of Purchase (%)	Amount ($)	Value ($)
2/21/13	0.13	15,000,000	14,998,958
3/14/13	0.03	20,000,000	19,999,430
3/21/13	0.08	30,000,000	29,996,800
4/18/13	0.15	37,000,000	36,988,518
5/16/13	0.13	20,000,000	19,992,489
Total U.S. Treasury Bills
(cost $121,976,195)			121,976,195

Repurchase Agreements--65.4%
Citigroup Global Markets Holdings Inc.
dated 1/31/13, due 2/1/13 in the amount of
$80,000,267 (fully collateralized by $81,868,200 U.S.
Treasury Notes, 0.63%-1.38%, due 11/30/15-11/30/17,
value $81,600,089)	0.12	80,000,000	80,000,000
Goldman, Sachs & Co.
dated 1/31/13, due 2/1/13 in the amount of
$81,000,158 (fully collateralized by $28,708,300 U.S.
Treasury Bonds, 7.25%, due 5/15/16, value $35,464,548
and $43,396,500 U.S. Treasury Notes, 2.25%-3.13%, due
1/31/17-7/31/18, value $47,155,488)	0.07	81,000,000	81,000,000
JPMorgan Chase & Co.
dated 1/31/13, due 2/1/13 in the amount of
$70,000,253 (fully collateralized by $71,839,900 U.S.
Treasury Notes, 0.50%-1%, due 11/15/13-8/31/19, value
$71,404,621)	0.13	70,000,000	70,000,000
Total Repurchase Agreements
(cost $231,000,000)			231,000,000
Total Investments (cost $352,976,195)		99.9%	352,976,195
Cash and Receivables (Net)		.1%	368,962
Net Assets		100.0%	353,345,157

At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

Valuation Inputs	Short-Term Investments ($)+
Level 1 - Unadjusted Quoted Prices	-
Level 2 - Other Significant Observable Inputs	352,976,195
Level 3 - Significant Unobservable Inputs	-
Total	352,976,195

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: Investments in securities are valued at amortized cost in accordance with Rule 2a-7 under the Act. If amortized cost is determined not to approximate market value, the fair value of the portfolio securities will be determined by procedures established by and under the general supervision of the Board of Trustees.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements). Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. For example, money market securities are valued using amortized cost, in accordance with rules under the Act. Generally, amortized cost approximates the current fair value of a security, but since the value is not obtained from a quoted price in an active market, such securities are reflected as Level 2.

The fund may enter into repurchase agreements with financial institutions, deemed to be creditworthy by the Manager, subject to the seller’s agreement to repurchase and the fund’s agreement to resell such securities at a mutually agreed upon price. Pursuant to the terms of the repurchase agreement, such securities must have an aggregate market value greater than or equal to the terms of the repurchase price plus accrued interest at all times. If the value of the underlying securities falls below the value of the repurchase price plus accrued interest, the fund will require the seller to deposit additional collateral by the next business day. If the request for additional collateral is not met, or the seller defaults on its repurchase obligation, the fund maintains its right to sell the underlying securities at market value and may claim any resulting loss against the seller.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Opportunistic Fixed Income Fund
January 31, 2013 (Unaudited)

	Coupon	Maturity	Principal
Bonds and Notes--93.5%	Rate (%)	Date	Amount ($) [a]		Value ($)
Asset-Backed Certificates--.6%
Trafigura Securitisation Finance,
Ser. 2012-1A, Cl. A	2.61	10/15/15	225,000	b,c	228,129
Asset-Backed Ctfs./Auto Receivables--11.0%
Ally Master Owner Trust,
Ser. 2012-3, Cl. D	2.56	6/15/17	235,000	b,c	235,165
Ally Master Owner Trust,
Ser. 2012-1, Cl. D	3.12	2/15/17	165,000	c	165,744
AmeriCredit Automobile Receivables
Trust, Ser. 2012-5, Cl. E	3.29	5/8/20	250,000	c	255,425
AmeriCredit Automobile Receivables
Trust, Ser. 2012-2, Cl. D	3.38	4/9/18	250,000		262,954
AmeriCredit Automobile Receivables
Trust, Ser. 2011-2, Cl. D	4.00	5/8/17	160,000		168,517
AmeriCredit Automobile Receivables
Trust, Ser. 2011-3, Cl. D	4.04	7/10/17	200,000		212,949
AmeriCredit Automobile Receivables
Trust, Ser. 2012-1, Cl. D	4.72	3/8/18	150,000		163,639
AmeriCredit Automobile Receivables
Trust, Ser. 2011-5, Cl. D	5.05	12/8/17	175,000		191,029
Chrysler Financial Auto
Securitization Trust,
Ser. 2010-A, Cl. D	3.52	8/8/16	195,000		195,608
DT Auto Owner Trust,
Ser. 2011-3A, Cl. C	4.03	2/15/17	250,000	c	255,111
DT Auto Owner Trust,
Ser. 2011-2A, Cl. D	4.36	12/15/16	250,000	c	255,753
Ford Credit Auto Owner Trust,
Ser. 2012-C, Cl. D	2.43	1/15/19	270,000		272,679
Ford Credit Floorplan Master Owner
Trust, Ser. 2012-1, Cl. D	2.31	1/15/16	170,000	b	171,271
Santander Drive Auto Receivables
Trust, Ser. 2012-6, Cl. D	2.52	9/17/18	55,000		55,733
Santander Drive Auto Receivables
Trust, Ser. 2012-5, Cl. C	2.70	8/15/18	115,000		119,985
Santander Drive Auto Receivables
Trust, Ser. 2012-4, Cl. C	2.94	12/15/17	230,000		238,869
Santander Drive Auto Receivables
Trust, Ser. 2012-3, Cl. C	3.01	4/16/18	100,000		103,970
Santander Drive Auto Receivables
Trust, Ser. 2011-S1A, Cl. D	3.10	5/15/17	131,626	c	131,981
Santander Drive Auto Receivables
Trust, Ser. 2011-S2A, Cl. D	3.35	6/15/17	78,013	c	78,696
Santander Drive Auto Receivables
Trust, Ser. 2012-2, Cl. D	3.87	2/15/18	240,000		253,883
Santander Drive Auto Receivables
Trust, Ser. 2011-1, Cl. D	4.01	2/15/17	475,000		499,458
Santander Drive Auto Receivables
Trust, Ser. 2011-4, Cl. D	4.74	9/15/17	160,000		171,336
					4,459,755
Asset-Backed Ctfs./Equipment--.5%
CIT Equipment Collateral,

Ser. 2010-VT1A, Cl. D	7.33	9/15/17	200,000	c	204,507
Asset-Backed Ctfs./Home Equity Loans--5.9%
Asset Backed Funding Certificates,
Ser. 2006-OPT3, Cl. A3B	0.36	11/25/36	346,538	b	179,563
Chase Funding Trust,
Ser. 2004-2, Cl. 1A4	5.32	2/25/35	236,936		241,936
Citicorp Residential Mortgage
Securities Trust, Ser. 2006-1,
Cl. A4	5.94	7/25/36	96,680	b	96,613
Citigroup Mortgage Loan Trust,
Ser. 2007-AHL1, Cl. A2B	0.34	12/25/36	245,979	b	187,294
Citigroup Mortgage Loan Trust,
Ser. 2006-WFH2, Cl. A2A	0.35	8/25/36	212,555	b	196,856
Home Equity Asset Trust,
Ser. 2004-7, Cl. M2	1.19	1/25/35	195,211	b	193,783
HSI Asset Securitization
Corporation Trust,
Ser. 2007-WF1, Cl. 2A2	0.33	5/25/37	78,045	b	77,603
JP Morgan Mortgage Acquisition
Trust, Ser. 2007-CH5, Cl. A3	0.31	5/25/37	220,000	b	206,310
JP Morgan Mortgage Acquisition,
Ser. 2006-FRE2, Cl. A3	0.38	2/25/36	255,424	b	247,910
Long Beach Mortgage Loan Trust,
Ser. 2004-3, Cl. M2	1.10	7/25/34	156,576	b	152,260
Nationstar Home Equity Loan Trust,
Ser. 2007-A, Cl. AV3	0.35	3/25/37	200,000	b	186,232
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2007-GEL1, Cl. A1	0.30	1/25/37	284,862	b,c	254,439
Structured Asset Securities Corp.
Mortgage Loan Trust,
Ser. 2006-AM1, Cl. A4	0.36	4/25/36	211,515	b	190,376
					2,411,175
Casinos--.4%
Ameristar Casinos,
Gtd. Notes	7.50	4/15/21	55,000		60,087
Penn National Gaming,
Sr. Sub. Notes	8.75	8/15/19	95,000		108,775
					168,862
Commercial Mortgage Pass-Through Ctfs.--5.5%
American Tower Trust,
Ser. 2007-1A, Cl. AFX	5.42	4/15/37	75,000	c	76,655
American Tower Trust,
Ser. 2007-1A, Cl. F	6.64	4/15/37	185,000	c	188,615
Banc of America Merrill Lynch
Commercial Mortgage,
Ser. 2004-6, Cl. A4	4.63	12/10/42	100,000	b	102,303
GE Capital Commercial Mortgage,
Ser. 2005-C2, Cl. AJ	5.06	5/10/43	130,000	b	137,074
GE Capital Commercial Mortgage,
Ser. 2006-C1, Cl. AJ	5.29	3/10/44	90,000	b	89,567
GS Mortgage Securities Corporation
II Trust, Ser. 2007-EOP, Cl. A3	1.46	3/6/20	175,000	b,c	175,465
GS Mortgage Securities Corporation
II Trust, Ser. 2011-ALF, Cl. D	4.21	2/10/21	80,000	c	80,864
GS Mortgage Securities Corporation
II Trust, Ser. 2011-ALF, Cl. E	4.95	2/10/21	100,000	c	95,475
JP Morgan Chase Commercial

Mortgage Securities Trust,
Ser. 2011-C4, Cl. E		5.39	7/15/46	115,000	b,c	120,483
JP Morgan Chase Commercial
Mortgage Securities Trust,
Ser. 2007-CB20, Cl. AM		5.88	2/12/51	325,000	b	378,783
LB-UBS Commercial Mortgage Trust,
Ser. 2007-C7, Cl. AJ		6.27	9/15/45	130,000	b	117,095
Morgan Stanley Capital I, Trust
Ser. 2005-HQ6, Cl. AJ		5.07	8/13/42	275,000	b	289,028
S2 Hospitality,
Ser. 2012-LV1, Cl. A		4.50	4/15/25	136,973	c	137,175
Wachovia Bank Commercial Mortgage
Trust, Ser. 2006-C29, Cl. AJ		5.37	11/15/48	200,000	b	178,782
WF-RBS Commercial Mortgage Trust,
Ser. 2011-C5, Cl. C		5.64	11/15/44	60,000	b,c	69,363
						2,236,727
Consumer Discretionary--3.6%
Clear Channel Worldwide Holdings,
Gtd. Notes, Ser. B		7.63	3/15/20	195,000		204,750
Dish DBS,
Sr. Unscd. Notes		5.00	3/15/23	95,000	c	94,287
DISH DBS,
Gtd. Notes		7.13	2/1/16	125,000		140,000
Ford Motor,
Sr. Unscd. Notes		7.45	7/16/31	265,000		339,200
Reynolds Group,
Gtd. Notes		9.88	8/15/19	105,000		114,975
Rite Aid,
Gtd. Notes		9.50	6/15/17	60,000	d	62,925
Staples,
Sr. Unscd. Notes		4.38	1/12/23	295,000	d	294,640
United Rentals North America,
Gtd. Notes		7.38	5/15/20	35,000		38,675
Unitymedia Hessen,
Sr. Scd. Notes		7.50	3/15/19	150,000	c	164,625
						1,454,077
Consumer Staples--.5%
Tonon Bioenergia,
Sr. Unscd. Notes		9.25	1/24/20	200,000	c,d	199,500
Energy--2.4%
Kodiak Oil & Gas,
Gtd. Notes		5.50	1/15/21	195,000	c,d	196,706
Offshore Group Investment,
Sr. Scd. Notes		11.50	8/1/15	68,000		73,950
QGOG Constellation,
Gtd. Notes		6.25	11/9/19	200,000	c,d	211,500
Repsol International Finance,
Gtd. Notes	EUR	4.38	2/20/18	200,000		283,658
Targa Resources Partners,
Gtd. Notes		5.25	5/1/23	110,000	c	114,950
Unit,
Gtd. Notes		6.63	5/15/21	95,000		99,037
						979,801
Financial--18.1%
Ally Financial,
Gtd. Notes		4.63	6/26/15	335,000		351,997
Ally Financial,
Gtd. Notes		5.50	2/15/17	345,000		372,580

Ally Financial,
Gtd. Notes		8.00	11/1/31	150,000		190,313
American International Group,
Jr. Sub. Debs.		8.18	5/15/68	300,000	b	391,500
AXA,
Jr. Sub. Notes	EUR	5.78	7/29/49	160,000	b	210,155
Bancolombia,
Sub. Notes		5.13	9/11/22	180,000		187,200
Bank of Ireland,
Gov't Gtd. Notes	EUR	4.00	1/28/15	280,000		392,051
Barclays Bank,
Sub. Notes		7.63	11/21/22	200,000	d	197,750
BBVA US Senior,
Gtd. Notes		4.66	10/9/15	200,000		206,539
CIT Group,
Sr. Unscd. Notes		4.25	8/15/17	60,000		62,400
CIT Group,
Sr. Unscd. Notes		4.75	2/15/15	100,000	c	105,500
CIT Group,
Sr. Unscd. Notes		5.00	5/15/17	90,000		96,525
Citigroup,
Jr. Sub. Notes		5.95	12/29/49	175,000	b	176,969
Corpbanca,
Sr. Unscd. Notes		3.13	1/15/18	200,000		199,436
EPR Properties,
Gtd. Notes		5.75	8/15/22	180,000		189,794
FCE Bank,
Sr. Unscd. Notes	GBP	5.13	11/16/15	150,000		257,378
Genworth Financial,
Sr. Unscd. Notes		7.20	2/15/21	35,000		41,246
Genworth Financial,
Sr. Unscd. Notes		7.70	6/15/20	130,000		156,037
Hub International,
Gtd. Notes		8.13	10/15/18	35,000	c	36,400
International Lease Finance,
Sr. Unscd. Notes		4.88	4/1/15	205,000		214,737
International Lease Finance,
Sr. Unscd. Notes		6.25	5/15/19	85,000		94,350
Intesa Sanpaolo,
Sr. Unscd. Notes		3.13	1/15/16	200,000		198,641
Intesa Sanpaolo,
Unscd. Notes		3.88	1/16/18	270,000		265,674
LBG Capital Number 1,
Gtd. Notes		8.00	12/29/49	200,000	c	214,324
Lloyds TSB Bank,
Covered Bonds	EUR	4.00	9/29/21	60,000		93,640
Lloyds TSB Bank,
Sub. Notes		9.88	12/16/21	175,000	b	210,583
Merrill Lynch & Co.,
Sr. Unscd. Notes		6.88	4/25/18	100,000		120,598
Royal Bank Scotland Group,
Sub. Notes		6.13	12/15/22	100,000		103,351
Royal Bank of Scotland,
Sub. Notes		9.50	3/16/22	175,000	b	207,482
Santander US Debt,
Bank Gtd. Notes		3.72	1/20/15	295,000	c	299,395
SLM,
Sr. Unscd. Notes		4.63	9/25/17	200,000		207,733

SLM,
Sr. Unscd. Notes		5.50	1/25/23	200,000		199,841
SLM,
Sr. Unscd. Notes		6.00	1/25/17	165,000		183,162
SLM,
Sr. Unscd. Notes		8.45	6/15/18	75,000		89,727
Willis North America,
Gtd. Notes		6.20	3/28/17	170,000		193,641
ZFS Finance (USA) Trust V,
Jr. Sub. Cap. Secs.		6.50	5/9/67	567,000	b,c	603,855
						7,322,504
Foreign/Governmental--28.4%
Brazilian Government,
Sr. Unscd. Bonds	BRL	12.50	1/5/16	300,000		183,418
Hungarian Export-Import Banking,
Gov't Gtd. Notes		5.50	2/12/18	200,000	c	208,000
Iceland Government,
Sr. Unscd. Notes		4.38	3/10/14	200,000		208,505
Irish Government,
Unscd. Bonds	EUR	5.00	10/18/20	875,000		1,264,282
Italian Government,
Unscd. Bonds	EUR	4.75	6/1/17	865,000		1,259,838
Italian Government,
Unscd. Bonds	EUR	5.50	9/1/22	450,000		673,139
Mexican Government,
Bonds, Ser. M	MXN	6.50	6/9/22	4,600,000		402,529
Mexican Government,
Bonds, Ser. M 10	MXN	8.00	12/17/15	6,165,000		529,359
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	3/7/13	60,220,000	e	378,828
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	4/25/13	31,000,000	e	192,044
Nigerian Government,
Treasury Bills, Ser. 364d	NGN	0.00	11/7/13	33,000,000	e	193,376
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	12/19/13	34,000,000	e	198,210
Nigerian Government,
Treasury Bills, Ser. 364	NGN	0.00	1/9/14	74,000,000	e	428,833
Petroleos de Venezuela,
Gtd. Notes		5.25	4/12/17	475,000		414,438
Petroleos de Venezuela,
Gtd. Notes		8.50	11/2/17	340,000	c	334,050
Petroleos Mexicanos,
Gtd. Notes		5.50	1/21/21	150,000		172,875
Portuguese Government,
Sr. Unscd. Bonds	EUR	3.60	10/15/14	225,000		309,352
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.35	10/16/17	685,000		911,369
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.45	6/15/18	335,000		437,800
Portuguese Government,
Sr. Unscd. Bonds	EUR	4.95	10/25/23	225,000		279,884
Romanian Government,
Bonds, Ser. 5Y	RON	5.90	7/26/17	640,000		200,726
South African Government,
Bonds, Ser. R209	ZAR	6.25	3/31/36	1,050,000		93,995
South African Government,
Bonds, Ser. R208	ZAR	6.75	3/31/21	3,200,000		363,662

Spanish Government,
Bonds	EUR	5.40	1/31/23	150,000	c	206,517
Spanish Government,
Sr. Unscd. Bonds	EUR	5.50	7/30/17	535,000		780,987
Spanish Government,
Sr. Unsub. Bonds	EUR	5.85	1/31/22	95,000		137,100
Turk Eximbank,
Unscd. Notes		5.38	11/4/16	350,000	c	378,875
Turkish Government,
Unscd. Bonds	TRY	9.50	1/12/22	600,000		405,561
						11,547,552
Health Care--1.2%
Biomet,
Gtd. Notes		6.50	8/1/20	90,000	c	94,837
CHS/Community Health Systems,
Gtd. Notes		7.13	7/15/20	175,000		189,219
Life Technologies,
Sr. Unscd. Notes		3.50	1/15/16	215,000		222,433
						506,489
Industrial--1.6%
Brookfield Residential Properties,
Gtd. Notes		6.50	12/15/20	175,000	c	185,500
Owens Corning,
Gtd. Notes		4.20	12/15/22	155,000		157,563
Taylor Morrison Communities,
Gtd. Notes		7.75	4/15/20	140,000	c	151,200
Techem Energy Metering Service &
Co., Gtd. Notes	EUR	7.88	10/1/20	100,000	c	146,642
						640,905
Information Technology--.8%
First Data,
Sr. Scd. Notes		6.75	11/1/20	65,000	c	67,112
First Data,
Gtd. Notes		10.55	9/24/15	95,000		98,147
Hewlett-Packard,
Sr. Unscd. Notes		4.30	6/1/21	165,000		162,609
						327,868
Materials--2.2%
ArcelorMittal,
Sr. Unscd. Notes		4.25	3/1/16	105,000	b	106,389
ArcelorMittal,
Sr. Unscd. Notes		6.00	3/1/21	70,000	b,d	73,697
Ardagh Packaging Finance,
Sr. Unscd. Notes		7.00	11/15/20	200,000	c	202,000
FMG Resources August 2006,
Gtd. Notes		6.88	4/1/22	70,000	c	72,712
Grohe Holding,
Notes	EUR	8.75	12/15/17	100,000	b,c	140,872
Holcim US Finance Sarl & Cie,
Gtd. Notes		6.00	12/30/19	85,000	c	96,053
Severstal OAO Via Steel Capital,
Sr. Unscd. Notes		6.70	10/25/17	200,000	c	220,600
						912,323
Municipal Bonds--.4%
Jefferson County,
Limited Obligation School
Warrants		5.25	1/1/14	150,000		150,420
Residential Mortgage Pass-Through Ctfs.--1.3%

Countrywide Alternative Loan
Trust, Ser. 2004-4CB, Cl. 1A5	5.50	4/25/34	245,182		252,165
Credit Suisse First Boston
Mortgage Securities,
Ser. 2005-6, Cl. 1A2	0.47	7/25/35	75,260	b	62,808
Paragon Mortgages,
Ser. 14A, Cl. A2C	0.51	9/15/39	221,574	b,c	199,932
					514,905
Telecommunications--2.7%
CenturyLink,
Sr. Unscd. Notes	5.15	6/15/17	120,000		129,009
Digicel Group,
Sr. Unscd. Notes	8.25	9/30/20	200,000	c	224,000
Richland Towers Funding,
Sr. Scd. Notes	4.61	3/15/41	89,396	c	95,341
Richland Towers Funding,
Sr. Scd. Notes	7.87	3/15/41	100,000	c	102,633
Telecom Italia Capital,
Gtd. Notes	7.72	6/4/38	150,000		169,003
Telefonica Emisiones,
Gtd. Notes	5.46	2/16/21	180,000		195,350
UPCB Finance VI,
Sr. Scd. Notes	6.88	1/15/22	150,000	c	163,875
Wind Acquisition Holdings Finance,
Sr. Scd. Notes	12.25	7/15/17	1	c,d	1
					1,079,212
U.S. Government Agencies/Mortgage-Backed--1.4%
Government National Mortgage Association I:
0.85%, 2/16/53			4,682,356	f	365,102
Ser. 2011-53 (Interest
Only) 1.34%, 5/16/51			1,684,997	b,f	112,223
Ser. 2011-77 (Interest
Only) 1.49%, 4/16/42			1,232,728	b,f	88,091
					565,416
U.S. Government Securities--3.9%
U.S. Treasury Notes;
0.25%, 2/28/14			1,595,000		1,596,372
Utilities--1.1%
Calpine,
Sr. Scd. Notes	7.88	1/15/23	55,000	c	61,050
Electricite de France,
Sub. Notes	5.25	12/29/49	180,000	b,c	176,483
Enel Finance International,
Gtd. Notes	6.25	9/15/17	100,000	c	112,032
NRG Energy,
Gtd. Notes	7.63	1/15/18	90,000		101,475
					451,040
Total Bonds and Notes
(cost $36,460,829)					37,957,539

Preferred Stocks--1.6%			Shares		Value ($)
Financial
General Electric Capital,
Non-Cum, Perpetual, Ser. B, $6.25			3,000	b	328,894
GMAC Capital Trust I,
Ser. 2, Cum. $2.03			11,250	b	300,038
Total Preferred Stocks
(cost $560,550)					628,932

	Face Amount
	Covered by
Options Purchased--.4%	Contracts ($)		Value ($)
Call Options--.1%
Australian Dollar,
May 2013 @ $0.98	550,000	g	2,351
British Pound,
May 2013 @ $1.55	550,000	g	3,536
Canadian Dollar,
May 2013 @ $1.04	550,000	g	1,896
Euro,
May 2013 @ $1.24	550,000	g	381
Euro,
June 2013 @ $1.31	1,500,000	g	11,514
1-Year USD LIBOR-BBA,
April 2013 @ $1.30	11,800,000	g	7,905
10-Year USD LIBOR-BBA,
Feburary 2013 @ $1.75	3,520,000	g	819
U.S. Treasury 10 Year Notes,
Feburary 2013 @ $132.50	40,000	g	6,250
			34,652
Put Options--.3%
Euro,
June 2013 @ $1.31	1,500,000	g	67,409
10-Year USD LIBOR-BBA,
November 2015 @ $ 5.81	1,500,000	g	7,676
U.S. Treasury Long Bonds,
March 2013 @ $142	18,000	g	35,438
			110,523
Total Options
(cost $256,543)			145,175
	Principal
Short-Term Investments--.6%	Amount ($)		Value ($)
U.S. Treasury Bills;
0.10%, 2/7/13
(cost $229,996)	230,000	[h]	229,999

Other Investment--2.5%	Shares		Value ($)
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $1,013,073)	1,013,073	[i]	1,013,073
Investment of Cash Collateral for
Securities Loaned--3.1%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,276,201)	1,276,201	[i]	1,276,201
Total Investments (cost $39,797,192)	101.7%		41,250,919
Liabilities, Less Cash and Receivables	(1.7%)		(691,441)
Net Assets	100.0%		40,559,478

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

a	Principal amount stated in U.S. Dollars unless otherwise noted.
BRL--Brazilian Real

EUR--Euro
GBP--British Pound
MXN--Mexican New Peso
NGN--Nigerian Naira
RON--Romanian Leu
TRY--Turkish Lira
ZAR--South African Rand
b	Variable rate security--interest rate subject to periodic change.
c	Securities exempt from registration pursuant to Rule 144A under the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At January 31, 2013, these securities were valued at $8,890,404 or 21.9% of net assets.
d	Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was
$1,236,720 and the value of the collateral held by the fund was $1,276,201.
e	Security issued with a zero coupon. Income is recognized through the accretion of discount.
f	Notional face amount shown.
g	Non-income producing security.
h	Held by or on behalf of a counterparty for open financial futures positions.
i	Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $1,433,331 of which $1,708,610 related to appreciated investment securities and $275,279 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Corporate Bonds	34.6
Foreign/Governmental	28.4
Asset/Mortgage-Backed	24.8
Short-Term/Money Market Investments	6.2
U.S. Government & Agencies	5.3
Preferred Stocks	1.6
Municipal Bonds	.4
Options Purchased	.4
101.7

† Based on net assets.

STATEMENT OF FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
January 31, 2013 (Unaudited)

	Foreign			Unrealized
Forward Foreign Currency	Currency			Appreciation
Exchange Contracts	Amounts	Cost ($)	Value ($)	(Depreciation) ($)
Purchases:
Australian Dollar,
Expiring
2/28/2013 a	380,000	395,592	395,480	(112)

Brazilian Real,
Expiring
2/4/2013 b	530,000	260,225	266,033	5,808

Canadian Dollar,
Expiring
2/28/2013 a	400,000	396,030	400,814	4,784

Russian Ruble,
Expiring:
2/28/2013a	11,000,000	361,248	364,972	3,724
2/28/2013c	6,000,000	198,072	199,075	1,003

Sales:		Proceeds ($)
Brazilian Real,
Expiring:
2/4/2013a	530,000	259,549	266,033	(6,484)
3/4/2013a	370,000	181,460	185,192	(3,732)

British Pound,
Expiring:
2/28/2013 d	180,000	284,076	285,437	(1,361)

Euro,
Expiring:
2/28/2013 b	1,330,000	1,778,524	1,806,140	(27,616)
2/28/2013 e	1,300,000	1,739,699	1,765,400	(25,701)
2/28/2013 f	1,570,000	2,102,609	2,132,060	(29,451)
2/28/2013 g	1,430,000	1,913,719	1,941,940	(28,221)

Japanese Yen,
Expiring:
2/28/2013 a	52,400,000	593,835	573,119	20,716
2/28/2013 c	88,920,000	987,605	972,552	15,053

Mexican New Peso,
Expiring:
2/01/2013 h	61,093	4,795	4,804	(9)
2/28/2013 h	2,240,000	176,278	175,700	578

South African Rand,
Expiring
2/28/2013 i	4,400,000	487,000	490,151	(3,151)

South Korean Won,
Expiring:
2/28/2013 a	430,000,000	393,124	394,239	(1,115)
2/28/2013 j	420,000,000	386,384	385,071	1,313

Taiwan New Dollar,
Expiring
2/28/2013 h	23,400,000	794,782	792,647	2,135

Turkish Lira,
Expiring
2/28/2013 e	690,000	388,284	391,022	(2,738)

Gross Unrealized Appreciation				55,114
Gross Unrealized Depreciation				(129,691)

Counterparties:
a	Goldman Sachs
b	Morgan Stanley
c Barclays Bank
d	Commonwealth Bank of Australia
e	Credit Suisse First Boston
f	Royal Bank of Scotland
g	UBS
h	JPMorgan & Chase Co.
I	Bank of America
j Citigroup

STATEMENT OF FINANCIAL FUTURES
January 31, 2013 (Unaudited)

				Unrealized
		Market Value		Appreciation
		Covered by		(Depreciation)
	Contracts	Contracts ($)	Expiration	at 1/31/2013 ($)

Financial Futures Long
Long Gilt	12	2,214,743	March 2013	(58,620)
U.S. Treasury 2 Year Notes	19	4,187,956	March 2013	1,098

Financial Futures Short

Euro-Bond	12	(2,312,048)	March 2013	45,359
U.S. Treasury 5 Year Notes	60	(7,424,062)	March 2013	43,514
U.S. Treasury 10 Year Notes	38	(4,988,688)	March 2013	6,095
U.S. Treasury Long Bonds	13	(1,865,094)	March 2013	79,823

Gross Unrealized Appreciation				175,889
Gross Unrealized Depreciation				(58,620)

STATEMENT OF OPTIONS WRITTEN
January 31, 2013 (Unaudited)

	Face Amount
	Covered by
	Contracts ($)		Value ($)
Call Options:
1-Year USD LIBOR-BBA,
April 2013 @ $1.05	11,800,000	[a]	(1,724)
U.S. Treasury 10 Year Notes,
Feburary 2013 @ $133.50	40,000	[a]	(1,250)

Put Options:
1-Year USD LIBOR-BBA,
April 2013 @ $1.60	11,800,000	a	(20,496)
U.S. Treasury Long Bonds,
March 2013 @ $140	18,000	a	(21,656)
U.S. Treasury Long Bonds,
March 2013 @ $141	18,000	a	(27,844)
(premiums received $52,574)
			(72,970)

BBA-British Bankers Association
LIBOR-London Interbank Offered Rate
USD-US Dollar

[a]	Non-income producing security.

At January 31, 2013, the fund held the following swap contracts:
(Unaudited)
				Implied			Upfront
Notional	Reference			Credit	(Pay) /Receive	Market	Premiums Receivable
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	Buy / Sell
250,000	Staples Corp., 9.75%, 01/15/2014	Citigroup	1.00	3.08	9/20/2017	(22,142.19)	(26,378.47)	Sell

				Implied			Upfront	Unrealized
Notional	Reference		(Pay) /Receive	Credit		Market	Premiums Receivable	Appreciation
Amount	Entity	Counterparty	Fixed Rate (%)	Spread (%)	Expriration	Value	(Payable) ($)	(Depreciation) ($)
1,960,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.05	N/A	1/31/2015	(432.59)	N/A	(432)
980,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.05	N/A	2/1/2015	(254.70)	N/A	(255)
980,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.04	N/A	2/1/2015	(371.81)	N/A	(372)
980,000	NZD - 6 Month Libor	J.P. Morgan Chase	3.03	N/A	2/1/2015	(410.79)	N/A	(411)
								(1,470)

Gross Unrealized Appreciation								4,236
Gross Unrealized Depreciation								(1,470)

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted	Significant	Unobservable
Assets ($)	Quoted Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Asset-Backed	-	7,303,566	-	7,303,566
Commercial Mortgage-Backed	-	2,236,727	-	2,236,727
Corporate Bonds+	-	14,042,581	-	14,042,581
Foreign Government	-	11,547,552	-	11,547,552
Municipal Bonds	-	150,420	-	150,420
Mutual Funds	2,289,274	-	-	2,289,274
Preferred Stocks+	-	628,932	-	628,932
Residential Mortgage-Backed	-	514,905	-	514,905
U.S. Government Agencies/Mortgage-Backed	-	565,416	-	565,416
U.S. Treasury	-	1,826,371	-	1,826,371
Other Financial Instruments:
Financial Futures++	175,889	-	-	175,889
Forward Foreign Currency Exchange Contracts++	-	55,114	-	55,114
Options Purchased	41,688	103,487	-	145,175
Swaps++	-	4,236	-	4,236
Liabilities ($)
Other Financial Instruments:
Financial Futures++	(58,620)	-	-	(58,620)
Forward Foreign Currency Exchange Contracts++	-	(129,691)	-	(129,691)
Options Written	-	(72,970	-	(72,970)
Swaps++	-	(1,470)	-	(1,470)

+ See Statement of Investments for additional detailed categorizations.
++ Amount shown represents unrealized appreciation (depreciation) at period end.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

Portfolio valuation: The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in debt securities excluding short-term investments (other than U.S. Treasury Bills) are valued each business day by an independent pricing service (the “Service”) approved by the Board of Trustees.

Investments for which quoted bid prices are readily available and are representative of the bid side of the market in the judgment of the Service are valued at the mean between the quoted bid prices (as obtained by the Service from dealers in such securities) and asked prices (as calculated by the Service based upon its evaluation of the market for such securities).

Other investments are valued as determined by the Service, based on methods which include consideration of the following: yields or prices of securities of comparable quality, coupon, maturity and type; indications as to values from dealers; and general market conditions. These securities are generally categorized within Level 2 of the fair value hierarchy.

U.S. Treasury Bills are valued at the mean price between quoted bid prices and asked prices by the Service. These securities are generally categorized within Level 2 of the fair value hierarchy.

The Service’s procedures are reviewed by Dreyfus under the general supervision of the Board of Trustees.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Derivatives: A derivative is a financial instrument whose performance is derived from the performance of another asset. Each type of derivative instrument that was held by the fund during the period ended January 31, 2013 is discussed below.

Forward Foreign Currency Exchange Contracts: The fund enters into forward contracts in order to hedge its exposure to changes in foreign currency exchange rates on its foreign portfolio holdings, to settle foreign currency transactions or as a part of its investment strategy.

When executing forward contracts, the fund is obligated to buy or sell a foreign currency at a specified rate on a certain date in the future. With respect to sales of forward contracts, the fund incurs a loss if the value of the contract increases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract decreases between those dates. With respect to purchases of forward contracts, the fund incurs a loss if the value of the contract decreases between the date the forward contract is opened and the date the forward contract is closed. The fund realizes a gain if the value of the contract increases between those dates. Any realized gain or loss which occurred during the period is reflected in the Statement of Operations. The fund is exposed to foreign currency risk as a result of changes in value of underlying financial instruments. The fund is also exposed to credit risk associated with counterparty nonperformance on these forward contracts, which is typically limited to the unrealized gain on each open contract.

Futures Contracts: In the normal course of pursuing its investment objective, the fund is exposed to market risk, including interest rate risk as a result of changes in value of underlying financial instruments. The fund invests in financial futures contracts in order to manage its exposure to or protect against changes in the market. A futures contract represents a commitment for the future purchase or a sale of an asset at a specified date. Upon entering into such contracts, these investments require initial margin deposits with a broker, which consist of cash or cash equivalents. The amount of these deposits is determined by the exchange or Board of Trade on which the contract is traded and is subject to change. Accordingly, variation margin payments are received or made to reflect daily unrealized gains or losses which are recorded in the Statement of Operations. When the contracts are closed, the fund recognizes a realized gain or loss. There is minimal counterparty credit risk to the fund with futures since futures are exchange traded, and the exchange’s clearinghouse guarantees the futures against default.

Options: The fund may purchase and write (sell) put and call options to hedge against changes in interest rates, foreign currencies, or as a substitute for an investment. The fund is subject to interest rate risk and currency risk in the course of pursuing its investment objectives through its investments in options contracts. A call option gives the purchaser of the option the right (but not the obligation) to buy, and obligates the writer to sell, the underlying security or securities at the exercise price at any time during the option period, or at a specified date. Conversely, a put option gives the purchaser of the option the right (but not the obligation) to sell, and obligates the writer to buy the underlying security or securities at the exercise price at any time during the option period, or at a specified date.

As a writer of call options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument decreases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument increases between those dates.

As a writer of put options, the fund receives a premium at the outset and then bears the market risk of unfavorable changes in the price of the financial instrument underlying the option. Generally, the fund realizes a gain, to the extent of the premium, if the price of the underlying financial instrument increases between the date the option is written and the date on which the option is terminated. Generally, the fund incurs a loss, if the price of the financial instrument decreases between those dates.

As a writer of an option, the fund may have no control over whether the underlying securities may be sold (call) or purchased (put) and as a result bears the market risk of an unfavorable change in the price of the security underlying the written option. There is a risk of loss from a change in value of such options which may exceed the related premiums received.

Swaps: The fund enters into swap agreements to exchange the interest rate on, or return generated by, one nominal instrument for the return generated by another nominal instrument. The fund enters into these agreements to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns.

The fund accrues for the interim payments on swap contracts on a daily basis, with the net amount recorded within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Once the interim payments are settled in cash, the net amount is recorded as realized gain (loss) on swaps, in addition to realized gain (loss) recorded upon the termination of swaps contracts in the Statement of Operations. Upfront payments made and/or received by the fund, are recorded as an asset and/or liability in the Statement of Assets and Liabilities and are recorded as a realized gain or loss ratably over the contract’s term/event with the exception of forward starting interest rate swaps which are recorded as realized gains or losses on the termination date. Fluctuations in the value of swap contracts are recorded for financial statement purposes as unrealized appreciation or depreciation on swap transactions.

Interest Rate Swaps: Interest rate swaps involve the exchange of commitments to pay and receive interest based on a notional principal amount. The fund enters into these agreements for a variety of reasons, including to hedge certain market or interest rate risks, to manage the interest rate sensitivity (sometimes called duration) of fixed income securities, to provide a substitute for purchasing or selling particular securities or to increase potential returns. The fund may elect to pay a fixed rate and receive a floating rate, or receive a fixed rate and pay a floating rate on a notional principal amount. The net interest received or paid on interest rate swap agreements is included within unrealized appreciation (depreciation) on swap contracts in the Statement of Assets and Liabilities. Interest rate swaps are valued daily and the change, if any, is recorded as an unrealized gain or loss in the Statement of Operations. When a swap contract is terminated early, the fund records a realized gain or loss equal to the difference between the current realized value and the expected cash flows.

The fund’s maximum risk of loss from counterparty credit risk is the discounted net value of the cash flows to be received from the counterparty over the contract’s remaining life, to the extent that the amount is positive. This risk is mitigated by having a master netting arrangement between the fund and the counterparty and by the posting of collateral by the counterparty to the fund to cover the fund’s exposure to the counterparty.

Credit Default Swaps: Credit default swaps involve commitments to pay a fixed interest rate in exchange for payment if a credit event affecting a third party (the referenced company, obligation or index) occurs. Credit events may include a failure to pay interest or principal, bankruptcy, or restructuring. The fund enters into these agreements to manage its exposure to the market or certain sectors of the market, to reduce its risk exposure to defaults of corporate and sovereign issuers, or to create exposure to corporate or sovereign issuers to which it is not otherwise exposed. For those credit default swaps in which the fund is paying a fixed rate, the fund is buying credit protection on the instrument. In the event of a credit event, the fund would receive the full notional amount for the reference obligation. For those credit default swaps in which the fund is receiving a fixed rate, the fund is selling credit protection on the underlying instrument. The maximum payouts for these contracts are limited to the notional amount of each swap. Credit default swaps may involve greater risks than if the fund had invested in the reference obligation directly and are subject to general market risk, liquidity risk, counterparty risk and credit risk.

The maximum potential amount of future payments (undiscounted) that a fund as a seller of protection could be required to make under a credit default swap agreement would be an amount equal to the notional amount of the agreement which may exceed the amount of unrealized appreciation or depreciation reflected in the Statement of Assets and Liabilities. Notional amounts of all credit default swap agreements are disclosed in the following chart, which summarizes open credit default swaps on index issues entered into by the fund. These potential amounts would be partially offset by any recovery values of the respective referenced obligations, underlying securities comprising the referenced index, upfront payments received upon entering into the agreement, or net amounts received from the settlement of buy protection credit default swap agreements entered into by the fund for the same referenced entity or entities.

GAAP requires disclosure for (i) the nature and terms of the credit derivative, reasons for entering into the credit derivative, the events or circumstances that would require the seller to perform under the credit derivative, and the current status of the payment/performance risk of the credit derivative, (ii) the maximum potential amount of future payments (undiscounted) the seller could be required to make under the credit derivative, (iii) the fair value of the credit derivative, and (iv) the nature of any recourse provisions and assets held either as collateral or by third parties.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

STATEMENT OF INVESTMENTS
Dreyfus Tax Managed Growth Fund
January 31, 2013 (Unaudited)

Common Stocks--94.5%	Shares		Value ($)
Capital Goods--4.3%
Caterpillar	35,000		3,443,650
General Electric	98,000		2,183,440
United Technologies	30,000		2,627,100
			8,254,190
Consumer Services--3.7%
Arcos Dorados Holdings, Cl. A	45,000	a	618,300
McDonald's	68,000		6,479,720
			7,098,020
Diversified Financials--5.1%
American Express	20,000		1,176,200
BlackRock	11,000		2,599,080
Franklin Resources	14,000		1,916,320
JPMorgan Chase & Co.	90,000		4,234,500
			9,926,100
Energy--19.8%
Chevron	70,000		8,060,500
ConocoPhillips	40,000		2,320,000
Exxon Mobil	112,512		10,122,704
Imperial Oil	45,000		1,977,750
Occidental Petroleum	60,000		5,296,200
Royal Dutch Shell, Cl. A, ADR	75,000		5,289,000
Statoil, ADR	65,000		1,724,450
Total, ADR	65,000		3,528,850
			38,319,454
Food & Staples Retailing--2.4%
Walgreen	70,000		2,797,200
Whole Foods Market	19,000		1,828,750
			4,625,950
Food, Beverage & Tobacco--21.4%
Altria Group	115,000		3,873,200
Coca-Cola	238,000		8,863,120

Diageo, ADR	17,000		2,028,100
Kraft Foods Group	24,423		1,128,831
Mondelez International, Cl. A	70,271		1,952,831
Nestle, ADR	88,750		6,240,900
PepsiCo	42,500		3,096,125
Philip Morris International	129,000		11,372,640
SABMiller	60,000		2,997,526
			41,553,273
Health Care Equipment & Services--1.3%
Abbott Laboratories	75,000		2,541,000
Household & Personal Products--4.5%
Estee Lauder, Cl. A	47,000		2,863,710
Procter & Gamble	78,000		5,862,480
			8,726,190
Materials--4.0%
Air Products & Chemicals	18,000		1,573,740
Freeport-McMoRan Copper & Gold	65,000		2,291,250
Praxair	20,500		2,262,585
Rio Tinto, ADR	30,000	a	1,694,100
			7,821,675
Media--2.6%
News Corp., Cl. A	38,000		1,054,120
Time Warner Cable	20,000		1,786,800
Walt Disney	40,000		2,155,200
			4,996,120
Pharmaceuticals, Biotech & Life Sciences--8.4%
AbbVie	75,000		2,751,750
Johnson & Johnson	72,500		5,359,200
Merck & Co.	18,000		778,500
Novo Nordisk, ADR	20,000		3,687,000
Roche Holding, ADR	65,000		3,606,200
			16,182,650
Retailing--3.8%
Target	59,000		3,564,190
Wal-Mart Stores	55,000		3,847,250

		7,411,440
Semiconductors & Semiconductor Equipment--3.4%
Intel	160,000	3,366,400
Texas Instruments	75,000	2,481,000
Xilinx	23,000	839,270
		6,686,670
Software & Services--4.2%
Automatic Data Processing	35,000	2,075,150
International Business Machines	30,000	6,092,100
		8,167,250
Technology Hardware & Equipment--5.6%
Apple	19,200	8,741,952
QUALCOMM	32,500	2,145,975
		10,887,927
Total Common Stocks
(cost $139,205,324)		183,197,909

Other Investment--5.4%
Registered Investment Company;
Dreyfus Institutional Preferred
Plus Money Market Fund
(cost $10,417,406)	10,417,406 [b]	10,417,406
Investment of Cash Collateral for
Securities Loaned--.8%
Registered Investment Company;
Dreyfus Institutional Cash
Advantage Fund
(cost $1,477,275)	1,477,275 [b]	1,477,275
Total Investments (cost $151,100,005)	100.7%	195,092,590
Liabilities, Less Cash and Receivables	(.7%)	(1,296,005)
Net Assets	100.0%	193,796,585

ADR - American Depository Receipts

a Security, or portion thereof, on loan. At January 31, 2013, the value of the fund's securities on loan was $1,454,343 and the value of the collateral held by the fund was $1,477,275.
b Investment in affiliated money market mutual fund.

At January 31, 2013, net unrealized appreciation on investments was $43,992,585 of which $48,794,783 related to appreciated investment securities and $4,802,198 related to depreciated investment securities. At January 31, 2013, the cost of investments for federal income tax purposes was substantially the same as the cost for financial reporting purposes.

Portfolio Summary (Unaudited) †	Value (%)
Food, Beverage & Tobacco	21.4
Energy	19.8
Pharmaceuticals, Biotech & Life Sciences	8.4
Money Market Investments	6.2
Technology Hardware & Equipment	5.6
Diversified Financials	5.1
Household & Personal Products	4.5
Capital Goods	4.3
Software & Services	4.2
Materials	4.0
Retailing	3.8
Consumer Services	3.7
Semiconductors & Semiconductor Equipment	3.4
Media	2.6
Food & Staples Retailing	2.4
Health Care Equipment & Services	1.3
100.7

†	Based on net assets.

The following is a summary of the inputs used as of January 31, 2013 in valuing the fund's investments:

			Level 3 -
	Level 1 -	Level 2 - Other	Significant
	Unadjusted Quoted	Significant	Unobservable
Assets ($)	Prices	Observable Inputs	Inputs	Total
Investments in Securities:
Equity Securities - Domestic Common Stocks+	149,805,733	-	-	149,805,733
Equity Securities - Foreign Common Stocks+	33,392,176	-	-	33,392,176
Mutual Funds	11,894,681	-	-	11,894,681

+ See Statement of Investments for additional detailed categorizations.

The Financial Accounting Standards Board (“FASB”) Accounting Standards Codification (“ASC”) is the exclusive reference of authoritative U.S. generally accepted accounting principles (“GAAP”) recognized by the FASB to be applied by nongovernmental entities. Rules and interpretive releases of the Securities and Exchange Commission (“SEC”) under authority of federal laws are also sources of authoritative GAAP for SEC registrants. The fund's financial statements are prepared in accordance with GAAP, which may require the use of management estimates and assumptions. Actual results could differ from those estimates.

The fair value of a financial instrument is the amount that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (i.e. the exit price). GAAP establishes a fair value hierarchy that prioritizes the inputs of valuation techniques used to measure fair value. This hierarchy gives the highest priority to unadjusted quoted prices in active markets for identical assets or liabilities (Level 1 measurements) and the lowest priority to unobservable inputs (Level 3 measurements).

Additionally, GAAP provides guidance on determining whether the volume and activity in a market has decreased significantly and whether such a decrease in activity results in transactions that are not orderly. GAAP requires enhanced disclosures around valuation inputs and techniques used during annual and interim periods.

Various inputs are used in determining the value of the fund’s investments relating to fair value measurements. These inputs are summarized in the three broad levels listed below:

Level 1—unadjusted quoted prices in active markets for identical investments.

Level 2—other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.).

Level 3—significant unobservable inputs (including the fund’s own assumptions in determining the fair value of investments).

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities. Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the fund’s investments are as follows:

Investments in securities are valued at the last sales price on the securities exchange or national securities market on which such securities are primarily traded. Securities listed on the National Market System for which market quotations are available are valued at the official closing price or, if there is no official closing price that day, at the last sales price. Securities not listed on an exchange or the national securities market, or securities for which there were no transactions, are valued at the average of the most recent bid and asked prices, except for open short positions, where the asked price is used for valuation purposes. Bid price is used when no asked price is available. Registered investment companies that are not traded on an exchange are valued at their net asset value. All preceding securities are categorized as Level 1 of the fair value hierarchy.

Fair valuing of securities may be determined with the assistance of a pricing service using calculations based on indices of domestic securities and other appropriate indicators, such as prices of relevant ADRs and futures contracts. Utilizing these techniques may result in transfers between Level 1 and Level 2 of the fair value hierarchy.

When market quotations or official closing prices are not readily available, or are determined not to reflect accurately fair value, such as when the value of a security has been significantly affected by events after the close of the exchange or market on which the security is principally traded (for example, a foreign exchange or market), but before the fund calculates its net asset value, the fund may value these investments at fair value as determined in accordance with the procedures approved by the Board of Trustees. Certain factors may be considered when fair valuing investments such as: fundamental analytical data, the nature and duration of restrictions on disposition, an evaluation of the forces that influence the market in which the securities are purchased and sold, and public trading in similar securities of the issuer or comparable issuers. These securities are either categorized within Level 2 or 3 depending on the relevant inputs used.

For restricted securities where observable inputs are limited, assumptions about market activity and risk are used and are categorized as Level 3 of the fair value hierarchy.

Pursuant to a securities lending agreement with The Bank of New York Mellon, the fund may lend securities to qualified institutions. It is the fund’s policy that, at origination, all loans are secured by collateral of at least 102% of the value of U.S. securities loaned and 105% of the value of foreign securities loaned. Collateral equivalent to at least 100% of the market value of securities on loan is maintained at all times. Collateral is either in the form of cash, which can be invested in certain money market mutual funds managed by the Manager, U.S. Government and Agency securities or letters of credit. The fund is entitled to receive all income on securities loaned, in addition to income earned as a result of the lending transaction. Although each security loaned is fully collateralized, the fund bears the risk of delay in recovery of, or loss of rights in, the securities loaned should a borrower fail to return the securities in a timely manner.

Additional investment related disclosures are hereby incorporated by reference to the annual and semi-annual reports previously filed with the Securities and Exchange Commission on Form N-CSR.

Item 2.                        Controls and Procedures.

(a)        The Registrant's principal executive and principal financial officers have concluded, based on their evaluation of the Registrant's disclosure controls and procedures as of a date within 90 days of the filing date of this report, that the Registrant's disclosure controls and procedures are reasonably designed to ensure that information required to be disclosed by the Registrant on Form N-Q is recorded, processed, summarized and reported within the required time periods and that information required to be disclosed by the Registrant in the reports that it files or submits on Form N-Q is accumulated and communicated to the Registrant's management, including its principal executive and principal financial officers, as appropriate to allow timely decisions regarding required disclosure.

(b)        There were no changes to the Registrant's internal control over financial reporting that occurred during the Registrant's most recently ended fiscal quarter that have materially affected, or are reasonably likely to materially affect, the Registrant's internal control over financial reporting.

Item 3.                        Exhibits.

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.

FORM N-Q

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this Report to be signed on its behalf by the undersigned, thereunto duly authorized.

The Dreyfus/Laurel Funds, Inc.

By: /s/ Bradley J. Skapyak
Bradley J. Skapyak President
Date:	March 25, 2013

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this Report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By: /s/ James Windels
Bradley J. Skapyak President
Date:	March 25, 2013

By: /s/ James Windels
James Windels Treasurer
Date:	March 25, 2013

EXHIBIT INDEX

(a)        Certifications of principal executive and principal financial officers as required by Rule 30a-2(a) under the Investment Company Act of 1940.  (EX-99.CERT)